                                                                          516318

--------------------                                       --------------------
                              SAFECO Mutual Funds


                  SAFECO Intermediate-Term U.S. Treasury Fund

                                SAFECO GNMA Fund

                          SAFECO High-Yield Bond Fund

                            SAFECO Managed Bond Fund

                     SAFECO California Tax-Free Income Fund

                           SAFECO Municipal Bond Fund

                  SAFECO Intermediate-Term Municipal Bond Fund

                       SAFECO Insured Municipal Bond Fund

                            SAFECO Money Market Fund

                       SAFECO Tax-Free Money Market Fund

                                   Prospectus

                                 No-Load Class

                                  May 1, 2000

                          As revised December 11, 2000

   AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE
   COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS
   ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS
   COMMITTING A CRIME.

--------------------------------------------------------------------------------

                                [LOGO OF SAFECO]

Table of Contents

                                                                            PAGE
TAXABLE BOND FUNDS

  SAFECO Intermediate-Term U.S. Treasury Fund..............................   1

  SAFECO GNMA Fund.........................................................   5

  SAFECO High-Yield Bond Fund..............................................  11

  SAFECO Managed Bond Fund.................................................  15

TAX-EXEMPT BOND FUNDS

  SAFECO California Tax-Free Income Fund...................................  20

  SAFECO Municipal Bond Fund...............................................  25

  SAFECO Intermediate-Term Municipal Bond Fund.............................  29

  SAFECO Insured Municipal Bond Fund.......................................  34

MONEY MARKET FUNDS

  SAFECO Money Market Fund.................................................  38

  SAFECO Tax-Free Money Market Fund........................................  42

Additional Fund Facts......................................................  46

Management.................................................................  47

Portfolio Managers.........................................................  47

Financial Highlights.......................................................  49

Fund Distributions and Tax Considerations..................................  60

YOUR INVESTMENT............................................................  63

  How We Calculate the Value of Your Shares................................  63

  How We Value a Fund's Investments........................................  63

  Opening and Maintaining Your Account.....................................  64

  Purchasing Your Shares...................................................  67

  Selling Your Shares......................................................  73

  Exchanging Shares from One Fund to Another...............................  78

  Maintaining Your Account.................................................  82

  For More Information.....................................................  85

SAFECO Intermediate-Term U.S. Treasury Fund

Objective

The SAFECO Intermediate-Term U.S. Treasury Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

The Intermediate-Term U.S. Treasury Fund will invest, during normal market conditions, at least 65% of its total assets in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds. The Fund may also invest in STRIPS that are direct obligations of the U.S. Treasury.

 "STRIPS" stands for Separate
 Trading of Registered Interest and
 Principal of Securities. The
 Federal Reserve Bank creates STRIPS
 by separating the coupon (interest)
 and principal components of a U.S.
 Treasury bond and selling them as
 individual securities.

Because the Fund is an "intermediate-term" fund, it will maintain an average dollar-weighted maturity of between 3 and 10 years for the portfolio as a whole. However, the maturities of individual securities the Fund holds may be outside that range.

The Fund may invest up to 35% of its total assets in other U.S. government securities and corporate debt securities. Other U.S. government securities include:

.. Securities supported by the full faith and credit of the U.S. government that are not direct obligations of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA).

.. Securities that are not supported by the full faith and credit of the U.S.government but are supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Bank (FHLB) and the Federal Home Loan Mortgage Corporation (FHLMC).

.. Securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority (TVA).

Corporate debt securities in which the Fund may invest include bonds that are:

..  Rated in the top three grades (A or higher) by either Moody's, S&P or Fitch.

..  If unrated, are of comparable quality to securities rated A or higher.

Since the Fund invests predominantly in intermediate-term U.S. Treasury securities, trading decisions focus on the maturity of the bonds under consideration. In a falling interest rate environment, the Fund buys longer maturity bonds. In a rising interest rate environment, the Fund buys shorter maturity bonds. The Fund may increase its allocation to U.S. government agency bonds when they have a more favorable yield premium than do U.S. Treasuries. After choosing the desired maturity, the Fund attempts to exploit pricing inefficiencies and purchase the cheapest securities in a maturity range or sell the more expensive securities in a maturity range. The advisor may also sell securities to realign the overall maturity of the portfolio or to raise cash to meet shareholder redemptions.

Principal Risk Factors

Loss of money is a risk of investing in the Intermediate-Term U.S. Treasury Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise, the price of the Fund's debt securities will fall, and when market interest rates fall, the price of the Fund's debt securities will rise. Such changes in price generally will be greater the longer the maturity of the debt security.

The prices of STRIPs can be more volatile than other Treasury securities when market interest rates change.

Due to the conservative nature of this Fund, it may be suitable for you if you want higher current income than a stable-priced money market fund, but with greater price stability than a longer-term bond fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the Intermediate-Term U.S. Treasury Fund by showing how the Fund's performance has varied from year to year and how its average annual returns for the one, five and ten year periods compare to the Merrill Lynch Intermediate-Term Treasury Index, a widely recognized index of intermediate-term Treasury securities. As with all mutual funds, past performance is not a prediction of future results.

Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss.

SAFECO Intermediate-Term
  U.S. Treasury Fund
        Chart

 Year             Percent
 Ended            Return
--------          -------
12/31/90            7.16%
12/31/91           13.52%
12/31/92            6.57%
12/31/93           10.84%
12/31/94           -3.61%
12/31/95           16.75%
12/31/96            0.38%
12/31/97            8.29%
12/31/98            9.61%
12/31/99           -1.98%

During the 10-year period shown in the bar chart, the highest quarterly return was 6.22% for the quarter ended September 30, 1998, and the lowest return was -3.45% for the quarter ended March 31, 1994.

                          Average Annual Total Returns
                            as of December 31, 1999

The following table shows how the Fund's No-Load Class average annual returns compare to the Merrill Lynch Intermediate-Term Treasury Index:

                                        1 year 5 years 10 years
  Intermediate-Term U.S. Treasury Fund  -1.98%  6.40%   6.56%
---------------------------------------------------------------
  Merrill Lynch Intermediate-Term
  Treasury Index*                        0.55%  6.98%   7.12%

* The Merrill Lynch Intermediate-Term Treasury Index is an unmanaged index comprised of coupon paying bonds valued at $1 billion or more with maturities between 1 to 9.9 years. The index does not reflect fees, brokerage commissions, or other costs of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future performance.

Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original value when you sell them.

Fees and Expenses

The following paragraphs describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

No-Load Class shares of the Fund are sold without any initial sales charge
(load) or contingent deferred sales charges. There are no exchange or redemption fees (except a $20 charge for wire redemptions). A $12 annual "small account" fee will be charged for accounts with balances under $1,000 in the Fund at year end.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

      Management Fees                       0.55%
      12b-1 Fees                             NONE
      Other Expenses                        0.55%
      Total Annual Fund Operating Expenses  1.10%
      Fee Waiver*                           0.15%
      Net Expenses                          0.95%

* Adjusted to reflect the effect of the fee waiver on a calendar year basis, stated as a percentage of the Fund's average daily net assets. SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

 Management fees are paid to SAFECO Asset Management Company (SAM) for investment advisory services including the provision of research, supervision and assistance in the management of the Fund.

 Other expenses include custody, accounting and administration expenses; transfer agency and related expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholder reports; the expenses of holding shareholder meetings; legal and audit fees; trustees' compensation; federal and state registration fees; and extraordinary expenses.

Example

The following example is intended to help you compare the cost of investing in the Intermediate-Term U.S. Treasury Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Intermediate-Term U.S. Treasury Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $97    $303    $526    $1,166

SAFECO GNMA Fund

Objective

SAFECO GNMA Fund seeks to provide as high a level of current interest income as is consistent with the preservation of capital through the purchase of U.S. government securities.

Principal Investment Strategies

The GNMA Fund, during normal market conditions, will invest at least 65% of its total assets in mortgage-backed securities issued by the Government National Mortgage Association (GNMA). These securities have the following characteristics:

.. Principal and interest are guaranteed by GNMA. This guarantee represents a general obligation of the U.S. Treasury.

..  All mortgage loans in the pool are either insured by the Federal Housing
   Administration or Farmers Home Administration or are guaranteed by the Veterans Administration.

 Government National Mortgage
 Association (GNMA) is a government-
 owned corporation that acquires,
 packages, and resells mortgages and
 mortgage purchase commitments in
 the form of mortgage-backed
 securities.

.. The Fund may purchase both modified pass-through securities and collateralized mortgage obligations (CMOs).

 Modified pass-through securities
 "pass through" to investors the
 monthly interest and principal
 payments from the mortgage loans
 in the pool. Although mortgages
 are typically issued for 30 years,
 many homeowners pay off their
 mortgages early. As a result, most
 GNMA certificates have an average
 life span of 7-10 years. Because
 homeowners can pay off their
 mortgages at any time (by moving
 or refinancing), investors in
 these certificates can not be
 certain exactly when they will
 receive their principal back.

 Collateralized mortgage
 obligations (CMOs) are mortgage-
 backed securities which have been
 grouped into classes to provide a
 more predictable stream of
 interest and principal payments.

While the individual securities in the Fund may rise and fall in value as market conditions change, the advisor seeks to manage the Fund so that the portfolio as a whole meets the Fund's investment objective. The Fund may invest up to 35% of its total assets in other U.S. government securities, including:

.. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury bills, notes and bonds.

..  Securities that are not supported by the full faith and credit of the U.S.
   government but are supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC).

.. Securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority (TVA).

..  Other collateralized mortgage obligations (CMOs) issued by the U.S.
   government or one of its agencies.

The Fund may also invest in mortgage obligations issued by private issuers that are collateralized by obligations issued by the U.S. government or one of its agencies.

The decision to buy or sell securities in the GNMA Fund generally falls into one or more of the three following categories:

.. First, would be a desire to move in or out of various mortgage-backed securities sectors based upon their relative values, to reduce the Fund's investment in sectors viewed as overvalued, while increasing the Fund's investment in undervalued sectors. The advisor's outlook on interest rates, and the likely effect of a movement in the interest rate market on a homeowner's decision whether or not to refinance his/her home mortgage, play a part in the advisor's analysis of the relative values of these sectors.

.. Second, the advisor will generally shorten or lengthen the Fund's average maturity and duration based upon the advisor's long-term interest rate outlook.

.. Third, the advisor may on occasion need to raise cash to meet shareholder redemptions. On those occasions the advisor will consider the same criteria used for buy/sell decisions stated above, as well as the ability to get a fair price for a particular security given then-current market conditions.

With each buy/sell decision, the advisor also considers the effect the transaction may have on the performance of the portfolio as a whole.

Principal Risk Factors

Loss of money is a risk of investing in the GNMA Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall, and when market interest rates fall the price of the Fund's debt securities will rise. Such changes in price generally will be greater the longer the maturity of the debt security. In addition, during periods of declining interest rates, mortgage holders may be more likely to pay off their loans early. These prepayment fluctuations may decrease the overall investment returns in the Fund.

There are special risks associated with CMOs. The market value of CMOs that pay interest at floating rates, or are subject to interest rate adjustments, may be more volatile than fixed-rate obligations. CMOs are subject to prepayment risk (because mortgage borrowers are more likely to refinance or prepay the underlying obligations in times of declining interest rates) and repayment default (because principal and interest payments ultimately depend upon the underlying mortgage borrowers repaying their mortgage loans). If the underlying borrowers default, the remaining or repossessed collateral for the CMOs may not be adequate to support payments on the securities.

This Fund offers a combination of relative price stability and yield. It may be suitable for you if you want to earn more income than you can earn with U.S. Treasury securities, yet still wish to own a portfolio of securities with the backing of the U.S. government.

Performance

The following bar chart and table provide some indication of the risks of investing in the GNMA Fund by showing how the Fund's performance has varied from year to year and how its average annual returns for the one, five and ten year periods compare to the Merrill Lynch GNMA Index, a widely recognized index of GNMA securities. As with all mutual funds, past performance is not a prediction of future results.

Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss.

SAFECO GNMA Fund Chart

 Year          Percent
 Ended         Return
--------       -------
12/31/90         8.71%
12/31/91        14.81%
12/31/92         6.70%
12/31/93         7.08%
12/31/94        -4.27%
12/31/95        15.48%
12/31/96         3.98%
12/31/97         8.97%
12/31/98         6.84%
12/31/99         0.16%

During the 10-year period shown in the bar chart, the highest quarterly return was 5.02% for the quarter ended September 30, 1991; and the lowest return was - 3.58% for the quarter ended March 31, 1994.

                          Average Annual Total Returns
                            as of December 31, 1999

The following table shows how the Fund's No-Load Class average annual returns compare to the Merrill Lynch GNMA Index:

                             1 year 5 years 10 years
  GNMA Fund                  0.16%   6.97%   6.69%
----------------------------------------------------
  Merrill Lynch GNMA Index*  1.91%   8.15%   8.07%

* The Merrill Lynch GNMA Index is an unmanaged index comprised of 132 issues of government pass- through mortgages with maturities from 15 to 30 years and par values of $100 million. The index does not reflect fees, brokerage commissions, or other costs of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future performance.

Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original value when you sell them.

Fees and Expenses

The following paragraphs describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

No-Load Class shares of the Fund are sold without any initial sales charge
(load) or contingent deferred sales charges. There are no exchange or redemption fees (except a $20 charge for wire redemptions). A $12 annual "small account" fee will be charged for accounts with balances under $1,000 in the Fund at year end.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

      Management Fees*                      0.55%
      12b-1 Fees                             NONE
      Other Expenses                        0.40%
      Total Annual Fund Operating Expenses  0.95%
      Fee Waiver**                          0.00%
      Net Expenses                          0.95%

 * Restated to reflect current expenses stated as a percentage of the Fund's average daily net assets.
** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

 Management fees are paid to SAFECO Asset Management Company (SAM) for investment advisory services including the provision of research, supervision and assistance in the management of the Fund.

 Other expenses include custody, accounting and administration expenses; transfer agency and related expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholder reports; the expenses of holding shareholder meetings; legal and audit fees; trustees' compensation; federal and state registration fees; and extraordinary expenses.


Example

The following example is intended to help you compare the cost of investing in the GNMA Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the GNMA Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $97    $303    $526    $1,166

SAFECO High-Yield Bond Fund

Objective

The SAFECO High-Yield Bond Fund seeks to provide a high level of current interest income through the purchase of high-yield, debt securities.

Principal Investment Strategies

The High-Yield Bond Fund, during normal market conditions, will invest at least 65% of its portfolio in high-yield, debt securities. The Fund may invest in:

.. Debt securities and convertible securities which are rated below investment grade.

.. Unrated securities. The Fund may invest up to 25% of its assets in securities that have not been rated.

.. Restricted securities eligible for resale under Rule 144A, or Section 4(2), provided that the advisor has determined that such securities are liquid under guidelines adopted by the Fund's Board of Trustees.

 Debt securities are interest paying
 instruments issued by corporations or
 other issuers.

 Convertible securities are debt or
 preferred stock which may be exchanged
 for common stock. Their prices are
 influenced by changes in interest rates
 and the values of the assets into which
 they may be exchanged.

 Rule 144A securities are securities
 which are exempt from registration
 requirements. After a minimum two-year
 waiting period, they can be sold to
 qualified institutional investors, such
 as mutual funds.

 Section 4(2) securities are exempt from
 registration requirements and sold in
 private placements to qualified
 institutional investors such as mutual
 funds.


High-yield debt securities ("junk bonds") carry greater risks than investment grade bonds. However, the advisor seeks to reduce risk by understanding the financial prospects of the companies the Fund invests in and by maintaining a well-diversified portfolio.

The decision to either buy or sell a security in the Fund is based first upon a fundamental analysis of the issuer, including the company's creditworthiness, liquidity, and prospects for growing earnings and cash flow. Next, the advisor examines alternative bonds with similar credit statistics, and/or related lines of business. This helps the advisor determine whether the bond in question is a good value relative to its peers. Finally, the advisor considers the bond's interest rate sensitivity, coupon, and call features (the bond's structure).

The advisor may decide to sell a security if the original evaluation concerning the issuer's creditworthiness, liquidity or prospects changes, if the value reaches a specific target, or to raise cash to meet shareholder redemptions.

Principal Risk Factors

Loss of money is a risk of investing in the High-Yield Bond Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall, and when market interest rates fall the price of the Fund's debt securities will rise. Such changes in price generally will be greater the longer the maturity of the debt security.

Because the Fund invests predominantly in high-yield debt securities, the Fund is subject to greater volatility, reduced liquidity and a higher risk of repayment default than a fund holding predominantly investment grade securities. High-yield debt securities involve greater investment risks due to the issuers' reduced creditworthiness, which may indicate the issuer has a reduced ability to make debt repayments and may make it more difficult for the issuer to withstand economic downturns or to obtain additional financing. This Fund may be suitable for you if you can tolerate greater risk in pursuit of higher total returns.

Performance

The following bar chart and table provide some indication of the risks of investing in the High-Yield Bond Fund by showing how the Fund's performance has varied from year to year and how its average annual returns for the one, five and ten year periods compare to the Merrill Lynch High-Yield Index, a widely recognized index of high-yield bonds. As with all mutual funds, past performance is not a prediction of future results.

Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss.

SAFECO High-Yield Bond
     Fund Chart

 Year             Percent
 Ended            Return
--------          -------
12/31/90           -3.60%
12/31/91           24.29%
12/31/92           13.87%
12/31/93           16.91%
12/31/94           -2.25%
12/31/95           15.64%
12/31/96           10.39%
12/31/97           12.79%
12/31/98            4.45%
12/31/99            3.74%

During the 10-year period shown in the bar chart, the highest quarterly return was 7.23% for the quarter ended March 31, 1991, and the lowest return was -4.54% for the quarter ended September 30, 1990.

                          Average Annual Total Returns
                            as of December 31, 1999

The following table shows how the Fund's No-Load Class average annual returns compare to the Merrill Lynch High-Yield Index:

                                   1 year 5 years 10 years
  High-Yield Bond Fund             3.74%   9.30%    9.30%
----------------------------------------------------------
  Merrill Lynch High-Yield Index*  2.51%   9.89%   11.34%

* The Merrill Lynch High-Yield Index is an unmanaged index comprised of outstanding debt of domestic market issuers rated below investment grade but not in default. The index does not reflect fees, brokerage commissions, or other costs of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future performance.

Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original value when you sell them.

Fees and Expenses

The following paragraphs describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

No-Load Class shares of the Fund are sold without any initial sales charge
(load) or contingent deferred sales charges. There are no exchange or redemption fees (except a $20 charge for wire redemptions). A $12 annual "small account" fee will be charged for accounts with balances under $1,000 in the Fund at year end.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

      Management Fees*                      0.65%
      12b-1 Fees                             NONE
      Other Expenses                        0.40%
      Total Annual Fund Operating Expenses  1.05%
      Fee Waiver**                          0.00%
      Net Expenses                          1.05%

 * Restated to reflect current expenses stated as a percentage of the Fund's average daily net assets.
**  SAFECO Asset Management Company (SAM) has contractually agreed, from
    May 1,1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

 Management fees are paid to SAFECO Asset Management Company (SAM) for investment advisory services including the provision of research, supervision and assistance in the management of the Fund.

 Other expenses include custody, accounting and administration expenses; transfer agency and related expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholder reports; the expenses of holding shareholder meetings; legal and audit fees; trustees' compensation; federal and state registration fees; and extraordinary expenses.

Example

The following example is intended to help you compare the cost of investing in the High-Yield Bond Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the High-Yield Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $107   $334    $579    $1,283

SAFECO Managed Bond Fund

Objective

The SAFECO Managed Bond Fund seeks to provide as high a level of total return as is consistent with the relative stability of capital through the purchase of investment grade debt securities.

Principal Investment Strategies

The Managed Bond Fund will invest at least 65% of its total assets in bonds.

.. The Fund will invest primarily in investment grade debt securities (or unrated securities which are comparable in quality to investment grade debt securities).

.. The Fund will invest at least 50% of its total assets in U.S. government securities.

..  The Fund may invest in mortgage-backed or asset-backed securities.

 Bond ratings indicate an issuer's
 financial strength and ability to
 meet its debt obligations. The
 advisor may use rating services
 provided by Moody's, S&P or Fitch.

 Investment grade securities are
 rated by these services as follows:

   Moody's       S&P       Fitch
   -------       ---       -----
     Aaa         AAA        AAA
     Aa          AA         AA
      A           A          A
     Baa         BBB        BBB

 Debt securities are interest paying
 instruments issued by corporations
 or other issuers.

 U.S. government securities are
 securities issued by the U.S.
 government or its agencies or
 instrumentalities, such as the
 Federal Home Loan Bank or the
 Federal Land Bank.

The advisor analyzes each security it considers for purchase in two ways. First, the advisor looks at the security on a stand-alone basis:

..  Is it priced attractively given its rating and market sector?

.. Does the price and interest rate adequately compensate for any structural characteristics of the security, such as the right of an investor to require that the issuer buy the security back at a stated price or the right of an issuer to buy the security back at the stated price?

Next, the advisor looks at how the security fits into the Fund's overall investment portfolio:

.. Overall, what effects would a purchase of this security have on the portfolio's yield and its sensitivity to interest rate changes?

.. How would an investment in this security affect the portfolio's yield curve exposure, the allocation among various market sectors, and diversification? The advisor may sell securities when either this relative value analysis shows another sector of the market is more attractive, the advisor believes another security within the same sector offers a better value, or to raise cash to meet shareholder redemptions.


 Yield curve is a graphical
 depiction of yields of like
 securities from the shortest
 maturity to the longest maturity.


.. If the rating of a security is downgraded after it has been purchased by the Fund, the advisor will engage in an orderly disposition of securities to ensure that no more than 5% of the Fund's assets are invested in below-investment grade securities.

Principal Risk Factors

Loss of money is a risk of investing in the Managed Bond Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall, and when market interest rates fall the price of the Fund's debt securities will rise. Such changes in price generally will be greater the longer the maturity of the debt security.

Although securities in the top four rating categories are considered "investment grade," Moody's considers bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. In addition, investment in the Fund carries risks associated with the following types of securities:

.. Mortgage-backed securities. During periods of declining interest rates, mortgage holders may be more likely to pay off their loans early. These prepayment fluctuations may decrease the overall investment returns of the Fund.

.. Asset-backed securities. The underlying borrower(s) may default on the loan and the recovered collateral may not be sufficient to cover the interest and principal payments.

This Fund may be suitable for you if you want high current income and stability of capital.

Performance

The following bar chart and table provide some indication of the risks of investing in the Managed Bond Fund by showing how the Fund's performance has varied from year to year and how its average annual return for the one and five year periods, and since the date of the Fund's inception, compare to the Lehman Brothers Government/ Corporate Index, a widely recognized index of government and corporate bonds. As with all mutual funds, past performance is not a prediction of future results.

Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss.

SAFECO Managed Bond Fund
        Chart

 Year             Percent
 Ended            Return
--------          -------
12/31/90
12/31/91
12/31/92
12/31/93
12/31/94
12/31/95           17.35%
12/31/96            0.02%
12/31/97            8.23%
12/31/98            8.43%
12/31/99           -3.82%

Since the Fund's inception in 1994, the highest quarterly return was 5.74% for the quarter ended June 30, 1995; and the lowest return was -3.27% for the quarter ended March 31, 1996.

                          Average Annual Total Returns
                            as of December 31, 1999

The following table shows how the Fund's No-Load Class average total returns compare to the Lehman Brothers Government/Corporate Index:

                                                     February 28, 1994
                                                      (inception) to
                                       1 year 5 year December 31, 1999
  Managed Bond Fund                    -3.82% 5.79%        4.39%
----------------------------------------------------------------------
  Lehman Brothers Gov't./Corp. Index*  -2.15% 7.61%        5.96%

* The Lehman Brothers Gov't/Corp. Index is an unmanaged index comprised of every major U.S. government and investment-grade corporate bond with more than a year remaining until maturity. The index does not reflect fees, brokerage commissions, or other costs of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future performance.

Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original value when you sell them.

Fees and Expenses

The following paragraphs describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

No-Load Class shares of the Fund are sold without any initial sales charge
(load) or contingent deferred sales charges. There are no exchange or redemption fees (except a $20 charge for wire redemptions). A $12 annual "small account" fee will be charged for accounts with balances under $1,000 in the Fund at year end.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

      Management Fees                       0.50%
      12b-1 Fees                             NONE
      Other Expenses                        0.91%
      Total Annual Fund Operating Expenses  1.41%
      Fee Waiver*                           0.51%
      Net Expenses                          0.90%

* Adjusted to reflect the effect of the fee waiver on a calendar year basis, stated as a percentage of the Fund's average daily net assets. SAFECO Asset Management Company (SAM) has contractually agreed, from May 1,1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

 Management fees are paid to SAFECO Asset Management Company (SAM) for investment advisory services including the provision of research, supervision and assistance in the management of the Fund.

 Other expenses include custody, accounting and administration expenses; transfer agency and related expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholder reports; the expenses of holding shareholder meetings; legal and audit fees; trustees' compensation; federal and state registration fees; and extraordinary expenses.


Example

The following example is intended to help you compare the cost of investing in the Managed Bond Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Managed Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $92    $287    $498    $1,108

SAFECO California Tax-Free Income Fund

Objective

The SAFECO California Tax-Free Income Fund seeks to provide as high a level of current interest income exempt from federal income tax and California state personal income tax as is consistent with the relative stability of capital. This Fund is available to California, Oregon, Nevada and Arizona residents.

Principal Investment Strategies

The California Tax-Free Income Fund invests primarily in investment grade municipal bonds issued by the state of California or its political subdivisions, having average maturities of 15-25 years.


 Bond ratings indicate an issuer's
 financial strength and ability to
 meet its debt obligations. The
 advisor may use rating services
 provided by Moody's, S&P or Fitch.

 Investment grade securities are
 rated by these services as follows:

   Moody's      S&P      Fitch
   -------      ---      -----
     Aaa        AAA       AAA
     Aa         AA        AA
      A          A         A
     Baa        BBB       BBB

 Municipal bonds are issued by
 cities, counties, and states and
 other government entities to cover
 borrowing needs.

The Fund will invest:

.. At least 80% of its assets in securities whose interest is exempt from federal income tax and California personal income tax, and will not invest in securities whose interest is subject to the alternative minimum tax.

.. At least 65% of its assets in investment grade municipal bonds with a maturity of more than one year.

The Fund may invest:

.. Up to 20% of its total assets in unrated municipal bonds, as long as they are of comparable quality to investment grade securities.

When evaluating a bond for purchase, the advisor takes into consideration, among other things, yield, maturity, structural features that give the issuer a right to buy the bond back at a stated price (a "call") or give the Fund a right to require the issuer to buy the bond back at a stated price (a "put"), credit quality (including the underlying rating of insured bonds), the purpose of the financing, the original offering price, any state or local tax exemption, and the amount of discount off or premium on the stated principal amount of the bond represented by the price offered. After evaluating these features of a bond, the advisor compares the bond to the universe of other available bonds, which may have different features, and will purchase the bond if it appears to offer the best relative value.

In selecting bonds for purchase, the advisor favors long maturity bonds in essential services that offer a significant degree of protection against issuer repurchase rights prior to maturity, and good value relative to their peers. The advisor may sell bonds when they become fully valued, when more attractively valued bonds become available or to raise cash to meet shareholder redemptions. In any case, turnover among the Fund's portfolio securities will remain low, because it often takes years for attractive relative valuations to be recognized by the municipal securities market.

Principal Risk Factors

Loss of money is a risk of investing in the California Tax-Free Income Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall, and when market interest rates fall the price of the Fund's debt securities will rise. Such changes in price generally will be greater the longer the maturity of the debt security.

Although securities in the top four rating categories are considered "investment grade," Moody's considers bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of private entity, and the general revenues of the public issuer will not be available for repayment.

Because the Fund concentrates its investments in a single state, there may be more fluctuation in the value of its securities than is the case for mutual funds whose portfolios are more geographically diverse. In addition, the Fund may experience greater volatility than a fund invested in bonds with shorter average maturities.

This Fund may be suitable for you if you wish to earn income that is free from federal income tax and free from California state personal income tax.

Performance

The following bar chart and table provide some indication of the risks of investing in the California Tax-Free Income Fund by showing how the Fund's performance has varied from year to year and how its average annual returns for the one, five and ten year periods compare to the Lehman Brothers Long Municipal Bond Index, a widely recognized index of municipal bonds having long maturities. As with all mutual funds, past performance is not a prediction of future results.

Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss.

SAFECO California Tax-Free
    Income Fund Chart

 Year             Percent
 Ended            Return
--------          -------
12/31/90            6.97%
12/31/91           12.55%
12/31/92            8.00%
12/31/93           13.23%
12/31/94           -9.20%
12/31/95           26.14%
12/31/96            2.53%
12/31/97           11.55%
12/31/98            6.19%
12/31/99           -9.18%

During the 10-year period shown in the bar chart, the highest quarterly return was 10.59% for the quarter ended March 31, 1995; and the lowest return was -6.16% for the quarter ended March 31, 1994.

                          Average Annual Total Returns
                            as of December 31, 1999

The following table shows how the Fund's No-Load Class average annual returns compare to the Lehman Brothers Long Municipal Bond Index:

                                              1 year 5 years 10 years
  California Tax-Free Income Fund             -9.18%  6.83%   6.40%
---------------------------------------------------------------------
  Lehman Brothers Long Municipal Bond Index*  -6.67%  7.41%   7.19%

* The Lehman Brothers Long Municipal Bond Index is an unmanaged index comprised of municipal bonds maturing in 22 or more years. The index is not limited to California issuers. The index does not reflect fees, brokerage commissions, or other costs of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future performance.

Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original value when you sell them.

Fees and Expenses

The following paragraphs describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

No-Load Class shares of the Fund are sold without any initial sales charge
(load) or contingent deferred sales charges. There are no exchange or redemption fees (except a $20 charge for wire redemptions). A $12 annual "small account" fee will be charged for accounts with balances under $1,000 in the Fund at year end.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

      Management Fees*                      0.50%
      12b-1 Fees                             NONE
      Other Expenses                        0.23%
      Total Annual Fund Operating Expenses  0.73%
      Fee Waiver**                          0.00%
      Net Expenses                          0.73%

 * Restated to reflect current expenses stated as a percentage of the Fund's average daily net assets.
** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

 Management fees are paid to SAFECO Asset Management Company (SAM) for investment advisory services including the provision of research, supervision and assistance in the management of the Fund.

 Other expenses include custody, accounting and administration expenses; transfer agency and related expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholder reports; the expenses of holding shareholder meetings; legal and audit fees; trustees' compensation; federal and state registration fees; and extraordinary expenses.


Example

The following example is intended to help you compare the cost of investing in the California Tax-Free Income Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the California Tax-Free Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $75    $233    $406     $906

SAFECO Municipal Bond Fund

Objective

The SAFECO Municipal Bond Fund seeks to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital.

Principal Investment Strategies

The Municipal Bond Fund invests primarily in municipal bonds rated investment grade or better with average maturities of 15-25 years.

 Municipal bonds are issued by
 cities, counties, and states and
 other government entities to cover
 borrowing needs.

 Bond ratings indicate an issuer's
 financial strength and ability to
 meet its debt obligations. The
 advisor may use rating services
 provided by Moody's, S&P or Fitch.

 Investment grade securities are
 rated by these services as follows:

   Moody's      S&P      Fitch
   -------      ---      -----
     Aaa        AAA       AAA
     Aa         AA        AA
      A          A         A
     Baa        BBB       BBB

The Fund will invest:

.. At least 80% of its assets in securities whose interest is exempt from federal income tax, and will not invest in securities whose interest is subject to the alternative minimum tax.
.. At least 65% of its assets in investment grade municipal bonds with a maturity of more than one year.

The Fund may invest:

.. Up to 20% of its total assets in unrated municipal bonds, as long as they are of comparable quality to investment grade securities.

When evaluating a bond for purchase, the advisor takes into consideration, among other things, yield, maturity, structural features that give the issuer a right to buy the bond back at a stated price (a "call") or give the Fund a right to require the issuer to buy the bond back at a stated price (a "put"), credit quality (including the underlying rating of insured bonds), the purpose of the financing, the original offering price, any state or local tax exemption, and the amount of discount off or premium on the stated principal amount of the bond represented by the price offered. After evaluating these features of a bond, the advisor compares the bond to the universe of other available bonds, which may have different features, and will purchase the bond if it appears to offer the best relative value.

In selecting bonds for purchase, the advisor favors long maturity bonds in essential services that offer a significant degree of protection against issuer repurchase rights prior to maturity and good value relative to their peers. In addition, the advisor considers the relative weighting of the Fund's holdings among states. The advisor may sell bonds when they become fully valued, when more attractively valued bonds become available, or to raise cash to meet shareholder redemptions. In any case, turnover among the Fund's portfolio securities will remain low, because it often takes years for attractive relative valuations to be recognized by the municipal securities market.

Principal Risk Factors

Loss of money is a risk of investing in the Municipal Bond Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall, and when market interest rates fall the price of the Fund's debt securities will rise. Also, such changes in price generally will be greater the longer the maturity of the debt security.

Although securities in the top four rating categories are considered "investment grade," Moody's considers bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment. In addition, the Fund may experience greater volatility than a Fund invested in bonds with a shorter average maturity.

This Fund may be suitable for you if you seek high current tax-exempt income and relative stability of principal.

Performance

The following bar chart and table provide some indication of the risks of investing in the Municipal Bond Fund by showing how the Fund's performance has varied from year to year and how its average annual returns for the one, five and ten year periods compare to the Lehman Brothers Long Municipal Bond Index, a widely recognized index of municipal bonds having long maturities. As with all mutual funds, past performance is not a prediction of future results.

Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss.

SAFECO Municipal Bond
    Fund Chart

 Year             Percent
 Ended            Return
--------          -------
12/31/90            6.65%
12/31/91           13.78%
12/31/92            8.75%
12/31/93           12.66%
12/31/94           -8.25%
12/31/95           21.48%
12/31/96            3.18%
12/31/97           10.68%
12/31/98            6.35%
12/31/99           -6.18%

During the 10-year period shown in the bar chart, the highest quarterly return was 8.82% for the quarter ended March 31, 1995; and the lowest return was -6.77% for the quarter ended March 31, 1994.

                          Average Annual Total Returns
                            as of December 31, 1999

The following table shows how the Fund's No-Load Class average annual returns compare to the Lehman Brothers Long Municipal Bond Index:

                                              1 year 5 years 10 years
  Municipal Bond Fund                         -6.18%  6.72%   6.56%
---------------------------------------------------------------------
  Lehman Brothers Long Municipal Bond Index*  -6.67%  7.41%   7.19%

* The Lehman Brothers Long Municipal Bond Index is an unmanaged index comprised of municipal bonds maturing in 22 or more years. The index does not reflect fees, brokerage commissions or other costs of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future performance.

Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original value when you sell them.

Fees and Expenses

The following paragraphs describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

No-Load Class shares of the Fund are sold without any initial sales charge
(load) or contingent deferred sales charges. There are no exchange or redemption fees (except a $20 charge for wire redemptions). A $12 annual "small account" fee will be charged for accounts with balances under $1,000 in the Fund at year end.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

      Management Fees                       0.45%
      12b-1 Fees                             NONE
      Other Expenses                        0.15%
      Total Annual Fund Operating Expenses  0.60%
      Fee Waiver*                           0.00%
      Net Expenses                          0.60%

* SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

 Management fees are paid to SAFECO Asset Management Company (SAM) for investment advisory services including the provision of research, supervision and assistance in the management of the Fund.

 Other expenses include custody, accounting and administration expenses; transfer agency and related expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholder reports; the expenses of holding shareholder meetings; legal and audit fees; trustees' compensation; federal and state registration fees; and extraordinary expenses.

Example

The following example is intended to help you compare the cost of investing in the Municipal Bond Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Municipal Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $61    $192    $335     $750

SAFECO Intermediate-Term Municipal Bond Fund

Objective

The SAFECO Intermediate-Term Municipal Bond Fund seeks to provide as high a level of current interest income exempt from federal income tax as is consistent with prudent investment risk.

Principal Investment Strategies

The Intermediate-Term Municipal Bond Fund is the most conservative of the SAFECO municipal bond funds. The Fund invests primarily in municipal bonds rated investment grade or better. Because the Fund is an "intermediate-term" fund, it will maintain an average dollar-weighted maturity of between 3 and 10 years for the portfolio as a whole. However, individual securities held by the Fund may have maturities outside that range. It is designed to provide much of the yield potential of a long-term bond fund but with less fluctuation in share price.

 Municipal bonds are issued by
 cities, counties, and states and
 other government entities to cover
 borrowing needs.

 Bond ratings indicate an issuer's
 financial strength and ability to
 meet its debt obligations. The
 advisor may use rating services
 provided by Moody's, S&P or Fitch.

 Investment grade securities are
 rated by these services as follows:

   Moody's       S&P       Fitch
   -------       ---       -----
     Aaa         AAA        AAA
     Aa          AA         AA
      A           A          A
     Baa         BBB        BBB


The Fund will invest:

.. At least 80% of its assets in securities whose interest is exempt from federal income tax, and will not invest in securities whose interest is subject to the alternative minimum tax.

.. At least 65% of its assets in investment grade municipal bonds with maturities of more than one year.

The Fund may invest:

.. Up to 20% of its total assets in unrated municipal bonds, as long as they are of comparable quality to investment grade securities.

When evaluating a bond for purchase, the advisor takes into consideration, among other things, yield, maturity, structural features that give the issuer a right to buy the bond back at a stated price (a "call") or give the Fund a right to require the issuer to buy the bond back at a stated price (a "put"), credit quality (including the underlying rating of insured bonds), the purpose of the financing, the original offering price, any state or local tax exemption, and the amount of discount off or premium on the stated principal amount of the bond represented by the price offered. After evaluating these features of a bond, the advisor compares the bond to the universe of other available bonds, which may have different features, and will purchase the bond if it appears to offer the best relative value.

The advisor may sell bonds when more attractively valued bonds become available, or in order to raise cash to meet shareholder redemptions.

Principal Risk Factors

Loss of money is a risk of investing in the Intermediate-Term Municipal Bond Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall, and when market interest rates fall the price of the Fund's debt securities will rise. Such changes in price generally will be greater the longer the maturity of the debt security.

Although securities in the top four rating categories are considered "investment grade," Moody's considers bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

This conservative Fund is suitable for investors seeking federally tax-exempt income with relative price stability.

Performance

The following bar chart and table provide some indication of the risks of investing in the Intermediate-Term Municipal Bond Fund by showing how the Fund's performance has varied from year to year and how its average annual returns for the one and five year periods, and since the date of the Fund's inception, compare to the Lehman Brothers 7-Year Municipal Bond Index, a widely recognized index of municipal bonds. As with all mutual funds, past performance is not a prediction of future results.

Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss.

SAFECO Intermediate-Term
Municipal Bond Fund Chart

 Year             Percent
 Ended            Return
--------          -------
12/31/90
12/31/91
12/31/92
12/31/93
12/31/94           -5.62%
12/31/95           15.22%
12/31/96            3.75%
12/31/97            7.50%
12/31/98            5.33%
12/31/99           -0.84%

Since the Fund's inception in 1993, the highest quarterly return was 6.25% for the quarter ended March 31, 1995; and the lowest return was -4.47% for the quarter ended March 31, 1994.

                          Average Annual Total Returns
                            as of December 31, 1999

The following table shows how the Fund's No-Load Class average annual returns compare to the Lehman Brothers 7-Year Municipal Bond Index:

                                          March 18, 1993
                                          (inception) to
                          1 year 5 years December 31, 1999
  Intermediate-Term
  Municipal Bond Fund     -0.84%  6.06%        4.61%
----------------------------------------------------------
  Lehman Brothers 7-Year
  Municipal Bond Index*   -0.14%  6.36%        5.29%

* The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index comprised of municipal bonds maturing in 6 to 8 years. The index does not reflect fees, brokerage commissions, or other costs of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future performance.

Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original value when you sell them.

Fees and Expenses

The following paragraphs describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

No-Load Class shares of the Fund are sold without any initial sales charge
(load) or contingent deferred sales charges. There are no exchange or redemption fees (except a $20 charge for wire redemptions). A $12 annual "small account" fee will be charged for accounts with balances under $1,000 in the Fund at year end.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

      Management Fees*                      0.50%
      12b-1 Fees                             NONE
      Other Expenses                        0.41%
      Total Annual Fund Operating Expenses  0.91%
      Fee Waiver**                          0.01%
      Net Expenses                          0.90%

 * Restated to reflect current expenses stated as a percentage of the Fund's average daily net assets.
** Adjusted to reflect the effect of the fee waiver on a calendar year basis, stated as a percentage of the Fund's average daily net assets. SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

 Management fees are paid to SAFECO Asset Management Company (SAM) for investment advisory services including the provision of research, supervision and assistance in the management of the Fund.

 Other expenses include custody, accounting and administration expenses; transfer agency and related expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholder reports; the expenses of holding shareholder meetings; legal and audit fees; trustees' compensation; federal and state registration fees; and extraordinary expenses.


Example

The following example is intended to help you compare the cost of investing in the Intermediate-Term Municipal Bond Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Intermediate-Term Municipal Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $92    $287    $498    $1,108

SAFECO Insured Municipal Bond Fund

Objective

The SAFECO Insured Municipal Bond Fund seeks to provide as high a level of current interest income exempt from federal income tax as is consistent with prudent investment risk.

Principal Investment Strategies

The Insured Municipal Bond Fund will invest at least 65% of its assets in municipal bonds that are covered by insurance guaranteeing the timely payment of both principal and interest. This insurance may be in the form of new issue insurance or secondary market insurance. Any premiums paid by the Fund to purchase insurance policies will be a Fund expense and may reduce the Fund's current yield.

 Municipal bonds are issued by
 cities, counties, and states and
 other government entities to cover
 borrowing needs.

 New issue insurance is a policy
 purchased by an issuer prior to
 bringing a bond issue to market in
 an initial offering. By purchasing
 the policy, the issuer obtains a
 higher credit rating for its bond
 (usually Aaa by Moody's or AAA by
 S&P or Fitch). Such insurance may
 increase the purchase price as well
 as the resale value of the bond.

 Secondary market insurance is
 purchased by an investor after the
 bonds have been issued. These
 policies normally insure specific
 bonds for the remainder of their
 term.

The Fund may invest up to 35% of its total assets in uninsured municipal bonds.

The Fund will invest at least 80% of its assets in securities whose interest is exempt from federal income tax, and will not invest in securities whose interest is subject to the alternative minimum tax.

When evaluating a bond for purchase, the advisor takes into consideration, among other things, yield, maturity, structural features that give the issuer a right to buy the bond back at a stated price (a "call") or give the Fund a right to require the issuer to buy the bond back at a stated price (a "put"), credit quality (including the underlying rating of insured bonds), the purpose of the financing, the original offering price, any state or local tax exemption, and the amount of discount off or premium on the stated principal amount of the bond represented by the price offered. After evaluating these features of a bond, the advisor compares the bond to the universe of other available bonds, which may have different features, and will purchase the bond if it appears to offer the best relative value.

The advisor seeks to keep the Fund as fully invested as possible, to maximize yield. In selecting bonds, the advisor pays particular attention to protection against issuer call rights and invests in discount bonds to enhance protection against issuer calls.

The advisor may swap bonds to improve call protection, to realize losses for the purpose of offsetting gains, or to increase yield. The advisor will sell bonds if the Fund needs to raise cash to meet shareholder redemptions.

Principal Risk Factors

Loss of money is a risk of investing in the Insured Municipal Bond Fund. Insurance does not guarantee the market value of insured municipal bonds or the share price of the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall, and when market interest rates fall the price of the Fund's debt securities will rise. Also, such changes in price generally will be greater the longer the maturity of the debt security.

There can be no assurance that the companies issuing insurance covering the bonds purchased by the Fund will be able to meet their obligations, especially in an environment of wide-spread issuer defaults.

This Fund is appropriate for investors seeking federally tax-exempt income from a portfolio of securities insured for the timely payment of principal and interest.

Performance

The following bar chart and table provide some indication of the risks of investing in the Insured Municipal Bond Fund by showing how the Fund's performance has varied from year to year and how its average annual returns for the one and five year periods, and since the date of the Fund's inception, compare to the Lehman Brothers Insured Municipal Bond Index, a widely recognized index of insured municipal bonds. As with all mutual funds, past performance is not a prediction of future results.

Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss.

SAFECO Insured Municipal
    Bond Fund Chart

 Year             Percent
 Ended            Return
--------          -------
12/31/90
12/31/91
12/31/92
12/31/93
12/31/94          -10.43%
12/31/95           24.37%
12/31/96            2.56%
12/31/97           10.70%
12/31/98            5.90%
12/31/99           -7.99%

Since the Fund's inception in 1993, the highest quarterly return was 10.13% for the quarter ended March 31, 1995; and the lowest return was -9.14% for the quarter ended March 31, 1994.

                          Average Annual Total Returns
                            as of December 31, 1999

The following table shows how the Fund's No-Load Class average annual returns compare to the Lehman Brothers Insured Municipal Bond Index:

                                                          March 18, 1993
                                                          (inception) to
                                          1 year 5 years December 31, 1999
  Insured Municipal Bond Fund             -7.99%  6.59%        4.25%
--------------------------------------------------------------------------
  Lehman Brothers Insured Municipal Bond
  Index*                                  -7.51%  7.13%        5.21%

* The Lehman Brothers Insured Municipal Bond Index is an unmanaged index comprised of insured municipal bonds. The index does not reflect fees, brokerage commissions, or other costs of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future performance.

Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original value when you sell them.

Fees and Expenses

The following paragraphs describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

No-Load Class shares of the Fund are sold without any initial sales charge
(load) or contingent deferred sales charges. There are no exchange or redemption fees (except a $20 charge for wire redemptions). A $12 annual "small account" fee will be charged for accounts with balances under $1,000 in the Fund at year end.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

      Management Fees*                      0.50%
      12b-1 Fees                             NONE
      Other Expenses                        0.36%
      Total Annual Fund Operating Expenses  0.86%
      Fee Waiver*                           0.00%
      Net Expenses                          0.86%

 * Restated to reflect current expenses stated as a percentage of the Fund's average daily net assets.
** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

 Management fees are paid to SAFECO Asset Management Company (SAM) for investment advisory services including the provision of research, supervision and assistance in the management of the Fund.

 Other expenses include custody, accounting and administration expenses; transfer agency and related expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholder reports; the expenses of holding shareholder meetings; legal and audit fees; trustees' compensation; federal and state registration fees; and extraordinary expenses.

Example

The following example is intended to help you compare the cost of investing in the Insured Municipal Bond Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Insured Municipal Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $88    $274    $477    $1,061

SAFECO Money Market Fund

Objective

The SAFECO Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in 13 months or less.

Principal Investment Strategies

The Money Market Fund will purchase only high-quality securities having minimal credit risk. The Fund will purchase only securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days.

The Fund may invest in:

..  Commercial paper of both domestic and foreign issuers

.. Negotiable and non-negotiable certificates of deposit, bankers' acceptances and other short-term obligations of U.S. and foreign banks

..  Repurchase agreements

 Commercial paper is a short-term
 unsecured promissory note issued by
 a financial institution or large
 corporation, and may include
 funding agreements issued by
 insurance companies.

 Certificates of deposit are
 receipts for deposits of funds in a
 financial institution. They permit
 the holder to receive interest plus
 the deposit at maturity.

 Repurchase agreements are
 arrangements in which the Fund buys
 securities at one price and
 simultaneously agrees to sell them
 back at a higher price.

..  Variable and floating rate instruments

..  U.S. government securities

.. Restricted securities eligible for resale under Rule 144A or Section 4(2), provided that the advisor has determined that such securities are liquid under guidelines adopted by the Fund's Board of Trustees

..  Corporate obligations such as publicly traded bonds and notes

..  Asset-backed securities

..  When-issued and delayed delivery securities

 Variable and floating rate
 instruments have interest rates
 that change periodically in order
 to keep their market value at par.

 U.S. government securities are
 securities issued by the U.S.
 government or its agencies or
 instrumentalities, such as the
 Federal Home Loan Bank or the
 Federal Land Bank.

 Rule 144A securities are securities
 which are exempt from registration
 requirements. After a minimum two-
 year waiting period, they can be
 sold to qualified institutional
 investors, such as mutual funds.

 Section 4(2) securities are exempt
 from registration requirements and
 sold in private placements to
 qualified institutional investors
 such as mutual funds.

 Corporate obligations are debt
 instruments issued by a private
 corporation, as distinct from ones
 issued by a government agency or a
 municipality.

 Asset-backed securities represent
 interests in pools of consumer
 loans, automobile loans, credit
 card loans and installment loan
 contracts.

 When-issued and delayed delivery
 securities are securities whose
 terms and conditions, including
 price, are fixed by the issuer, but
 are to be issued and delivered
 against payment in the future --
 typically 30 to 45 days after the
 date of commitment.

When evaluating a security for purchase, the advisor takes into consideration, among other things, yield, maturity, issuer credit quality and relative value compared with other alternatives. The advisor may sell a security if the advisor becomes concerned about the issuer's creditworthiness, if a more attractive alternative is available, or to raise cash to meet shareholder redemptions.

Principal Risk Factors

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Money Market Fund's yield will fluctuate with short-term interest rates.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund may be suitable for you if you seek safety and stability of principal.

Performance

The following bar chart and table provide some indication of the risks of investing in the Money Market Fund by showing how the Fund's performance has varied from year to year and showing its average annual returns for the one, five and ten year periods. As with all mutual funds, past performance is not a prediction of future results.

Total return is a measure of investment performance over a period of time. It includes dividends as well as share price gain or loss.

SAFECO Money Market
     Fund Chart

 Year          Percent
 Ended         Return
--------       -------
12/31/90         7.98%
12/31/91         5.74%
12/31/92         3.27%
12/31/93         2.50%
12/31/94         3.53%
12/31/95         5.28%
12/31/96         4.75%
12/31/97         4.93%
12/31/98         5.08%
12/31/99         4.65%


During the 10-year period shown in the chart, the highest quarterly return was 1.96% for the quarter ended March 31, 1990; and the lowest return was 0.59% for the quarter ended June 30, 1993.

                  Average Annual Total Returns and 7-Day Yield
                            as of December 31, 1999

The following table shows average annual returns for the Fund's No-Load Class:

                                                7-day yield
                                               (period ended
                     1 year 5 years 10 years December 31, 1999)
  Money Market Fund  4.65%   4.94%   4.76%         5.35%

For updated yield information, call 800-835-4391.

Fees and Expenses

The following paragraphs describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

No-Load Class shares of the Fund are sold without any initial sales charge
(load) or contingent deferred sales charges. There are no exchange or redemption fees (except a $20 charge for wire redemptions). A $12 annual "small account" fee will be charged for accounts with balances under $1,000 in the Fund at year end.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

      Management Fees                       0.50%
      12b-1 Fees                             NONE
      Other Expenses                        0.45%
      Total Annual Fund Operating Expenses  0.95%
      Fee Waiver*                           0.15%
      Net Expenses                          0.80%

* Adjusted to reflect the effect of the fee waiver on a calendar year basis, stated as a percentage of the Fund's average daily net assets. SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .30% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

 Management fees are paid to SAFECO Asset Management Company (SAM) for investment advisory services including the provision of research, supervision and assistance in the management of the Fund.

 Other expenses include custody, accounting and administration expenses; transfer agency and related expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholder reports; the expenses of holding shareholder meetings; legal and audit fees; trustees' compensation; federal and state registration fees; and extraordinary expenses.

Example

The following example is intended to help you compare the cost of investing in the Money Market Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Money Market Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $82    $255    $444     $990

SAFECO Tax-Free Money Market Fund

Objective

The SAFECO Tax-Free Money Market Fund seeks to provide as high a level of current income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and preservation of capital.

Principal Investment Strategies

.. The Fund will purchase only high-quality securities having minimal credit risk.

.. The Fund will purchase only securities with remaining maturities of 397 days or less and the Fund will maintain a dollar-weighted average portfolio maturity of no more than 90 days.

.. The Fund may invest in municipal notes, including bond anticipation notes, tax anticipation notes, revenue anticipation notes, municipal bonds and municipal commercial paper.

 Municipal notes are issued by
 cities, counties, states and other
 government entities to cover short
 term borrowing needs.

.. The Fund may invest in floating and variable rate securities, including tender option bonds and variable rate receipts which typically have interest rates that change weekly and permit the holder to require the issuer to buy the bond or receipt back at par plus amortized interest on a stated date.

.. The Fund will invest at least 80% of its assets in securities that pay interest which is exempt from federal income tax and the federal alternative minimum tax.

Principal Risk Factors

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money in a money market fund. The Tax-Free Money Market Fund's yield will fluctuate with short-term interest rates.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. This Fund may be suitable for you if you seek safety and stability of principal in an investment that pays federally tax-free income.

Performance

The following bar chart and table provide some indication of the risks of investing in the Tax-Free Money Market Fund by showing how the Fund's performance has varied from year to year and showing its average annual returns for the one, five and ten year periods. As with all mutual funds, past performance is not a prediction of future results.

Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss.

SAFECO Tax-Free Money
  Market Fund Chart

 Year           Percent
 Ended          Return
--------        -------
12/31/90          5.64%
12/31/91          4.34%
12/31/92          2.73%
12/31/93          2.02%
12/31/94          2.45%
12/31/95          3.54%
12/31/96          3.07%
12/31/97          3.12%
12/31/98          3.07%
12/31/99          2.77%

During the 10-year period shown in the chart, the highest quarterly return was 1.45% for the quarter ended December 31, 1990; and the lowest return was 0.47% for the quarter ended March 31, 1994.

                  Average Annual Total Returns and 7-Day Yield
                            as of December 31, 1999

The following table shows average annual returns for the Fund's No-Load Class:

                                                         7-day yield
                                                        (period ended
                              1 year 5 years 10 years December 31, 1999)
  Tax Free Money Market Fund  2.77%   3.11%    3.27%        3.80%

For updated yield information, call 800-835-4391.

Fees and Expenses

The following paragraphs describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

No-Load Class shares of the Fund are sold without any initial sales charge
(load) or contingent deferred sales charges. There are no exchange or redemption fees (except a $20 charge for wire redemptions). A $12 annual "small account" fee will be charged for accounts with balances under $1,000 in the Fund at year end.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

      Management Fees*                      0.50%
      12b-1 Fees                             NONE
      Other Expenses                        0.24%
      Total Annual Fund Operating Expenses  0.74%
      Fee Waiver**                          0.00%
      Net Expenses                          0.74%

 * Restated to reflect current expenses stated as a percentage of the Fund's average daily net assets.
** Adjusted to reflect the effect of the fee waiver on a calendar year basis, stated as a percentage of the Fund's average daily net assets. SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .30% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

 Management fees are paid to SAFECO Asset Management Company (SAM) for investment advisory services including the provision of research, supervision and assistance in the management of the Fund.

 Other expenses include custody, accounting and administration expenses; transfer agency and related expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholder reports; the expenses of holding shareholder meetings; legal and audit fees; trustees' compensation; federal and state registration fees; and extraordinary expenses.


Example

The following example is intended to help you compare the cost of investing in the Tax-Free Money Market Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Tax-Free Money Market Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $76    $237    $411     $918

Additional Fund Facts

This prospectus describes some of the Funds' investment policies and strategies. The Funds' Statement of Additional Information includes additional information concerning the Funds' additional investment policies and strategies. A Fund may exceed percentage limits that apply to particular investments if, after the Fund's investment, market movements cause asset values to change.

Investment objective changes. In rare circumstances, a Fund may, with approval from its board of trustees, change its investment objective. If this happens, the Fund may no longer meet your investment needs. Should the board of trustees vote to change a Fund's objective, you will be notified in writing at least 30 days prior to the change.

Temporary defensive strategies. From time to time, a Fund may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. For temporary defensive strategies, a Fund may hold cash or invest in high quality, short-term securities issued by an agency or instrumentality of the U.S. government, high quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds or repurchase agreements. A Fund taking a temporary defensive position may not achieve its investment objective in the short run.

Market Risk. All securities transactions involve market risk. The major risk associated with mutual funds is that the securities in the portfolio may decline in value, causing your investment to be worth less than when you bought it. Investing in mutual fund shares is therefore not the same as making a bank deposit, and your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management

SAFECO Asset Management Company (SAM) is the investment advisor for each Fund, providing investment research, advice and supervision in the ongoing management of the portfolio. Based on each Fund's investment objective and policies, SAM determines what securities the Fund will purchase, retain or sell and implements those decisions. Each Fund pays SAM an annual advisory fee based on a percentage of that Fund's average daily net assets, calculated each business day and paid monthly. The Funds paid SAM advisory and administrative fees at the following rates, as a percentage of average daily net assets, for the year ended December 31, 1999:

      Intermediate-Term U.S. Treasury   .55%
      GNMA                              .58%
      High-Yield Bond                   .59%
      Managed Bond                      .50%
      California Tax-Free Income        .51%
      Municipal Bond                    .45%
      Intermediate-Term Municipal Bond  .51%
      Insured Municipal Bond            .55%
      Money Market                      .50%
      Tax-Free Money Market             .46%

SAM is a wholly owned subsidiary of SAFECO Corporation, which is located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

Portfolio Managers

Intermediate-Term U.S. Treasury Fund

The Intermediate-Term U.S. Treasury Fund is managed by Naomi Urata, Vice President of SAM. Ms. Urata began managing the Fund in 1999. She is a co-manager of the SAFECO Money Market Fund, and was that Fund's portfolio manager from 1994 to early 2000.

GNMA Fund

The GNMA Fund is managed by Paul A. Stevenson. Mr. Stevenson has managed or co-managed the Fund since 1988, and is a Vice President of SAM and Vice President of SAFECO Life Insurance Company.

High-Yield Bond Fund

The High-Yield Bond Fund is managed by a team of investment professionals at SAFECO Asset Management Company, the Fund's investment advisor. All investment decisions are made by this team and no single person has primary responsibility for making recommendations to the team.

Managed Bond Fund

The Managed Bond Fund is managed by Michael Hughes, Assistant Vice President of SAM. Mr. Hughes has managed the Fund since 1997. From 1995 to 1996 he was Vice President and a portfolio manager for First Interstate Capital Management Company.

California Tax-Free Income Fund

The California Tax-Free Income Fund is managed by Stephen C. Bauer, President and Director of SAM. Mr. Bauer has managed the SAFECO California Tax-Free Income Fund since 1983, and is the portfolio manager for other SAFECO Funds.

Municipal Bond Fund

The Municipal Bond Fund is managed by Stephen C. Bauer, President and Director of SAM. Mr. Bauer has managed the SAFECO Municipal Bond Fund since 1981, and is the portfolio manager for other SAFECO Funds.

Intermediate-Term Municipal Bond Fund

The Intermediate-Term Municipal Bond Fund is managed by Mary Metastasio, Vice President of SAM. Ms. Metastasio has managed the Fund since 1996, and has been the portfolio manager for the SAFECO Tax-Free Money Market Fund since 1987.

Insured Municipal Bond Fund

The Insured Municipal Bond Fund is managed by Beverly Denny, Assistant Vice President of SAM. Ms. Denny began managing the Fund in 2000. Previously, she was the portfolio manager for the SAFECO Washington State Municipal Bond Fund.

Money Market Fund

The Money Market Fund is managed by Lesley Fox, Assistant Vice President of SAM. Ms. Fox has been a co-manager of the Fund since May 1, 2000. From 1994 to 2000 she was a senior investment officer for King County, Washington.

Tax-Free Money Market Fund

The Tax-Free Money Market Fund is managed by Mary Metastasio, Vice President of SAM. Ms. Metastasio has managed the Fund since 1987.

Financial Highlights

The Financial Highlights tables which follow are intended to help you understand the Funds' financial performance for the past five years (or, if shorter, since commencement of operations). Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request.

SAFECO Intermediate-Term U.S. Treasury Fund (For a No-Load Class Share Outstanding Throughout the Period)

                                                       Three-Month    For the Year
                             For the Year Ended        Period Ended       Ended
                                 December 31           December 31    September 30
                            1999      1998     1997        1996       1996     1995
  Net asset value at
  beginning of period      $ 10.74   $ 10.34  $ 10.11    $ 10.10     $ 10.24  $  9.74

  Income from investment
  operations
   Net investment income      0.54      0.57     0.58       0.16        0.54     0.55
   Net realized and
   unrealized gain (loss)
   on investments            (0.75)     0.40     0.23       0.01       (0.14)    0.50
--------------------------------------------------------------------------------------
  Total from investment
  operations                 (0.21)     0.97     0.81       0.17        0.40     1.05

  Less distributions
   Dividends from net
   investment income         (0.54)    (0.57)   (0.58)     (0.16)      (0.54)   (0.55)
--------------------------------------------------------------------------------------
  Net asset value at
  end of period            $  9.99   $ 10.74  $ 10.34    $ 10.11     $ 10.10  $ 10.24
--------------------------------------------------------------------------------------
  Total return               (1.98%)    9.61%    8.29%      1.68%*      4.00%   11.07%

  Net assets at end of
  period (000's)           $19,092   $24,061  $15,698    $14,679     $14,668  $13,774

  Ratio of expenses to
  average net assets          0.93%+    0.90%    0.92%      0.85%+      1.01%    0.96%

  Ratio of net investment
  income to average net
  assets                      5.22%     5.38%    5.74%      6.30%**     5.30%    5.51%

  Portfolio turnover rate    13.93%     2.83%   82.36%    125.42%**   294.25%  124.90%

 *  Not annualized.
**  Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.10% and 1.07% for the year or period ended December 31, 1999 and 1996.

SAFECO GNMA Fund (For a No-Load Class Share Outstanding Throughout the Period)

                                                       Three-Month    For the Year
                             For the Year Ended        Period Ended       Ended
                                 December 31           December 31    September 30
                            1999      1998     1997        1996       1996     1995
  Net asset value at
  beginning of period      $  9.64   $  9.57  $  9.36    $  9.26     $  9.45  $  9.05

  Income from investment
  operations
   Net investment income      0.55      0.57     0.60       0.15        0.60     0.60
   Net realized and
   unrealized gain (loss)
   on investments            (0.54)     0.07     0.21       0.10       (0.19)    0.40
--------------------------------------------------------------------------------------
  Total from investment
  operations                  0.01      0.64     0.81       0.25        0.41     1.00

  Less distributions
   Dividends from net
   investment income         (0.55)    (0.57)   (0.60)     (0.15)      (0.60)   (0.60)
--------------------------------------------------------------------------------------
  Net asset value at
  end of period            $  9.10   $  9.64  $  9.57    $  9.36     $  9.26  $  9.45
--------------------------------------------------------------------------------------
  Total return                0.16%     6.84%    8.97%      2.71%*      4.48%   11.49%

  Net assets at end of
  period (000's)           $39,449   $42,145  $38,172    $39,543     $39,703  $44,055

  Ratio of expenses to
  average net assets          0.94%+    0.94%    0.93%      1.01%**     1.03%    1.01%

  Ratio of net investment
  income to average net
  assets                      5.92%     5.90%    6.40%      6.43%**     6.42%    6.55%

  Portfolio turnover rate   132.51%   104.63%   82.70%     51.06%**    47.45%  131.24%

 *  Not annualized.
**  Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 0.98% for the year ended December 31, 1999.

SAFECO High-Yield Bond Fund (For a No-Load Class Share Outstanding Throughout the Period)

                                                       Three-Month    For the Year
                             For the Year Ended        Period Ended       Ended
                                 December 31           December 31    September 30
                            1999      1998     1997        1996       1996     1995
  Net asset value at
  beginning of period      $  8.78   $  9.13  $  8.82    $  8.79     $  8.68  $  8.55

  Income from investment
  operations
   Net investment income      0.71      0.74     0.77       0.19        0.78     0.79
   Net realized and
   unrealized gain (loss)
   on investments            (0.40)    (0.35)    0.31       0.03        0.11     0.13
--------------------------------------------------------------------------------------
  Total from investment
  operations                  0.31      0.39     1.08       0.22        0.89     0.92

  Less distributions
   Dividends from net
   investment income         (0.71)    (0.74)   (0.77)     (0.19)      (0.78)   (0.79)
--------------------------------------------------------------------------------------
  Net asset value at
  end of period            $  8.38   $  8.78  $  9.13    $  8.82     $  8.79  $  8.68
--------------------------------------------------------------------------------------
  Total return                3.74%     4.45%   12.79%      2.50%*     10.79%   11.43%

  Net assets at end of
  period (000's)           $73,004   $79,696  $71,058    $50,298     $47,880  $39,178

  Ratio of expenses to
  average net assets          0.95%+    0.92%    0.91%      0.90%**     0.94%    1.01%

  Ratio of net investment
  income to average net
  assets                      8.31%     8.26%    8.58%      8.56%**     8.99%    9.28%

  Portfolio turnover rate    70.65%    64.22%   85.06%     35.01%**    92.65%   38.03%

 *  Not annualized.
**  Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 0.99% for the year ended December 31, 1999.

SAFECO Managed Bond Fund (For a No-Load Class Share Outstanding Throughout the Period)

                             For the Year Ended December 31
                            1999     1998    1997    1996    1995
  Net asset value at
  beginning of period      $ 8.64   $ 8.60  $ 8.35  $ 8.77  $ 8.15

  Income from
  investment operations
   Net investment
   income                    0.41     0.42    0.42    0.41    0.44
   Net realized and
   unrealized gain (loss)
   on investments           (0.74)    0.29    0.25   (0.42)   0.94
-------------------------------------------------------------------
  Total from investment
  operations                (0.33)    0.71    0.67   (0.01)   1.38

  Less distributions
   Dividends from net
   investment income        (0.41)   (0.42)  (0.42)  (0.41)  (0.44)
   Distributions from
   realized gains             --     (0.25)    --      --    (0.32)
-------------------------------------------------------------------
  Total distributions       (0.41)   (0.67)  (0.42)  (0.41)  (0.76)
-------------------------------------------------------------------
  Net asset value at
  end of period            $ 7.90   $ 8.64  $ 8.60  $ 8.35  $ 8.77
-------------------------------------------------------------------
  Total return              (3.82)%   8.43%   8.23%   0.02%  17.35%

  Net assets at end of
  period (000's)           $6,781   $6,757  $4,627  $4,215  $4,497

  Ratio of expenses to
  average net assets         0.94%+   1.16%   1.15%   1.27%   1.16%

  Ratio of net investment
  income to average
  net assets                 5.10%    4.79%   4.98%   4.86%   5.14%

  Portfolio turnover rate  146.87%  132.76% 176.50% 136.29%  78.78%

+ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.41% for the year ended December 31, 1999.

SAFECO California Tax-Free Income Fund (For a No-Load Class Share Outstanding Throughout the Period)

                                                        Three-Month    For the Year
                              For the Year Ended        Period Ended       Ended
                                 December 31            December 31      March 31
                            1999       1998     1997        1996       1996     1995
  Net asset value at
  beginning of period      $ 12.74   $  12.93  $ 12.22    $ 11.86     $ 11.54  $ 11.51

  Income from investment
  operations
   Net investment income      0.56       0.60     0.60       0.47        0.62     0.63
   Net realized and
   unrealized gain (loss)
   on investments            (1.70)      0.18     0.76       0.39        0.40     0.13
---------------------------------------------------------------------------------------
  Total from investment
  operations                 (1.14)      0.78     1.36       0.86        1.02     0.76

  Less distributions
   Dividends from net
   investment income         (0.56)     (0.60)   (0.60)     (0.47)      (0.62)   (0.63)
   Distributions from
   realized gains              --       (0.37)   (0.05)     (0.03)      (0.08)   (0.10)
---------------------------------------------------------------------------------------
  Total distributions        (0.56)     (0.97)   (0.65)     (0.50)      (0.70)   (0.73)
---------------------------------------------------------------------------------------
  Net asset value at
  end of period            $ 11.04   $  12.74  $ 12.93    $ 12.22     $ 11.86  $ 11.54
---------------------------------------------------------------------------------------
  Total return               (9.18%)     6.19%   11.55%      7.42%*      8.87%    7.01%

  Net assets at end of
  period (000's)           $85,782   $112,457  $88,379    $72,084     $70,546  $64,058

  Ratio of expenses to
  average net assets          0.74%      0.68%    0.68%      0.69%**     0.68%    0.70%

  Ratio of net investment
  income to average net
  assets                      4.66%      4.60%    4.88%      5.21%**     5.12%    5.65%

  Portfolio turnover rate    24.66%     38.78%    9.83%     10.52%**    16.25%   44.10%

*  Not annualized.

SAFECO Municipal Bond Fund (For a No-Load Class Share Outstanding Throughout the Period)

                                                           Nine-Month     For the Year
                               For the Year Ended         Period Ended        Ended
                                  December 31             December 31       March 31
                             1999       1998      1997        1996        1996      1995
  Net asset value at
  beginning of period      $  14.45   $  14.52  $  13.98    $  13.69    $  13.36  $  13.27

  Income from investment
  operations
   Net investment income       0.69       0.73      0.75        0.57        0.76      0.77
   Net realized and
   unrealized gain (loss)
   on investments             (1.56)      0.17      0.70        0.29        0.33      0.12
-------------------------------------------------------------------------------------------
  Total from investment
  operations                  (0.87)      0.90      1.45        0.86        1.09      0.89

  Less distributions
   Dividends from net
   investment income          (0.69)     (0.73)    (0.75)      (0.57)      (0.76)    (0.77)
   Distributions from
   realized gains               --       (0.24)    (0.16)        --          --      (0.03)
-------------------------------------------------------------------------------------------
  Total distributions         (0.69)     (0.97)    (0.91)      (0.57)      (0.76)    (0.80)
-------------------------------------------------------------------------------------------
  Net asset value at
  end of period            $  12.89   $  14.45  $  14.52    $  13.98    $  13.69  $  13.36
-------------------------------------------------------------------------------------------
  Total return                (6.18%)     6.35%    10.68%       6.42%*      8.23%     7.10%

  Net assets at end of
  period (000's)           $470,267   $539,860  $502,946    $480,970    $480,643  $472,569

  Ratio of expenses to
  average net assets           0.60%      0.51%     0.51%       0.53%**     0.54%     0.56%

  Ratio of net investment
  income to average net
  assets                       5.04%      5.01%     5.31%       5.53%**     5.47%     5.96%

  Portfolio turnover rate     16.84%     20.80%    13.52%       6.66%**    12.60%    26.96%

 *  Not annualized.
**  Annualized.

SAFECO Intermediate-Term Municipal Bond Fund (For a No-Load Class Share Outstanding Throughout the Period)

                                                        Nine-Month    For the Year
                             For the Year Ended        Period Ended       Ended
                                 December 31           December 31      March 31
                            1999      1998     1997        1996       1996     1995
  Net asset value at
  beginning of period      $ 11.02   $ 10.92  $ 10.61    $ 10.49     $ 10.17  $ 10.13

  Income from investment
  operations
   Net investment income      0.45      0.47     0.47       0.35        0.45     0.45
   Net realized and
   unrealized gain (loss)
   on investments            (0.54)     0.10     0.31       0.12        0.32     0.04
--------------------------------------------------------------------------------------
  Total from investment
  operations                 (0.09)     0.57     0.78       0.47        0.77     0.49

  Less distributions
   Dividends from net
   investment income         (0.45)    (0.47)   (0.47)     (0.35)      (0.45)   (0.45)
   Distributions from
   realized gains            (0.02)      --       --         --          --       --
--------------------------------------------------------------------------------------
  Net asset value at
  end of period            $ 10.46   $ 11.02  $ 10.92    $ 10.61     $ 10.49  $ 10.17
--------------------------------------------------------------------------------------
  Total return               (0.84%)    5.33%    7.50%      4.53%*      7.63%    4.97%

  Net assets at end of
  period (000's)           $14,607   $15,487  $13,780    $14,172     $14,981  $13,762

  Ratio of expenses to
  average net assets          0.86%+    0.83%    0.83%      0.89%**     0.84%    0.85%

  Ratio of net investment
  income to average net
  assets                      4.18%     4.25%    4.37%      4.40%**     4.29%    4.46%

  Portfolio turnover rate    10.51%     4.29%   10.52%     12.81%**     9.12%    4.27%

 *  Not annualized.
**  Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 0.92% for the year ended December 31, 1999.

SAFECO Insured Municipal Bond Fund (For a No-Load Class Share Outstanding Throughout the Period)

                                                        Nine-Month    For the Year
                             For the Year Ended        Period Ended      Ended
                                 December 31           December 31      March 31
                            1999      1998     1997        1996       1996     1995
  Net asset value at
  beginning of period      $ 11.33   $ 11.36  $ 10.74    $ 10.46     $ 10.05  $ 9.73

  Income from investment
  operations
   Net investment income      0.48      0.49     0.50       0.37        0.48    0.48
   Net realized and
   unrealized gain (loss)
   on investments            (1.36)     0.17     0.62       0.28        0.41    0.32
-------------------------------------------------------------------------------------
  Total from investment
  operations                 (0.88)     0.66     1.12       0.65        0.89    0.80

  Less distributions
   Dividends from net
   investment income         (0.48)    (0.49)   (0.50)     (0.37)      (0.48)  (0.48)
   Distributions from
   realized gains              --      (0.20)     --         --          --      --
-------------------------------------------------------------------------------------
  Net asset value at
  end of period            $  9.97   $ 11.33  $ 11.36    $ 10.74     $ 10.46  $10.05
-------------------------------------------------------------------------------------
  Total return               (7.99%)    5.90%   10.70%      6.31%*      8.95%   8.58%

  Net assets at end of
  period (000's)           $22,364   $24,998  $16,516    $13,187     $11,758  $8,163

  Ratio of expenses to
  average net assets          0.88%+    0.88%    0.92%      1.00%**     0.99%   1.08%

  Ratio of net investment
  income to average net
  assets                      4.45%     4.29%    4.56%      4.66%**     4.53%   5.11%

  Portfolio turnover rate    32.78%    27.30%   13.02%     14.86%**     3.71%  14.76%

 *  Not annualized.
**  Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 0.91% for the year ended December 31, 1999.

SAFECO Money Market Fund (For a No-Load Class Share Outstanding Throughout the Period)

                                                           Nine-Month     For the Year
                               For the Year Ended         Period Ended        Ended
                                  December 31             December 31       March 31
                             1999       1998      1997        1996        1996      1995
  Net asset value at
  beginning of period      $   1.00   $   1.00  $   1.00    $   1.00    $   1.00  $   1.00

  Income from investment
  operations
   Net investment income       0.05       0.05      0.05        0.03        0.05      0.04
-------------------------------------------------------------------------------------------
  Less distributions
   Dividends from net
   investment income          (0.05)     (0.05)    (0.05)      (0.03)      (0.05)    (0.04)
-------------------------------------------------------------------------------------------
  Net asset value at end
  of period                $   1.00   $   1.00  $   1.00    $   1.00    $   1.00  $   1.00
-------------------------------------------------------------------------------------------
  Total return                 4.65%      5.08%     4.93%       3.54%*      5.15%     4.20%

  Net assets at end of
  period (000's)           $240,459   $227,329  $176,623    $161,356    $165,122  $171,958

  Ratio of expenses to
  average net assets           0.81%+     0.79%     0.78%       0.81%**     0.78%     0.78%

  Ratio of net investment
  income to average net
  assets                       4.55%      4.97%     4.82%       4.66%**     5.04%     4.21%

 *  Not annualized.
**  Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 0.95% for the year ended December 31, 1999.

Safeco Tax-Free Money Market Fund (For a No-Load Class Share Outstanding Throughout the Period)

                                                        Nine-Month    For the Year
                             For the Year Ended        Period Ended       Ended
                                 December 31           December 31      March 31
                            1999      1998     1997        1996       1996     1995
  Net asset value at
  beginning of period      $  1.00   $  1.00  $  1.00    $  1.00     $  1.00  $  1.00

  Income from investment
  operations
   Net investment income      0.03      0.03     0.03       0.02        0.03     0.03

  Less distributions
   Dividends from net
   investment income         (0.03)    (0.03)   (0.03)     (0.02)      (0.03)   (0.03)
--------------------------------------------------------------------------------------
  Net asset value at
  end of period            $  1.00   $  1.00  $  1.00    $  1.00     $  1.00  $  1.00
--------------------------------------------------------------------------------------
  Total return                2.77%     3.07%    3.12%      2.29%*      3.44%    2.84%

  Net assets at end of
  period (000's)           $77,323   $77,457  $75,437    $73,164     $79,702  $77,320

  Ratio of expenses to
  average net assets          0.66%+    0.63%    0.63%      0.65%**     0.65%    0.64%

  Ratio of net investment
  income to average net
  assets                      2.72%     3.04%    3.11%      3.03%**     3.40%    2.79%

 *  Not annualized
**  Annualized
 + Net of fee waiver by advisor. Absent the waiver, the annualized ratio of expenses to average net assets would have been 0.70% for the year ended December 31, 1999.

Fund Distributions and Tax Considerations

When The Funds Pay Distributions

Each Fund declares dividends, if any, each business day and pays them monthly. Your shares become entitled to dividends on the next business day after you purchase them. If you request a redemption of all your shares at any time during a month, you will receive all declared dividends through the date of redemption, together with the redemption proceeds. All Funds, except the Money Market and Tax-Free Money Market Funds, pay capital gain distributions and special dividends, if any, in December.

 Dividends are distributions of a
 Fund's net investment income --
 including interest income and
 earned discounts -- less expenses.

 Capital gain distributions
 represent net profits made on
 securities that are sold for more
 than they originally cost.

Dividends and other distributions paid by a Fund on the No-Load Class and each other class of its shares are calculated at the same time in the same manner.

How Distributions Are Credited to Your Account

We will reinvest your dividends and capital gain distributions at the NAV on the ex-distribution date unless you tell us in writing that you wish to receive your distributions in cash. Retirement accounts must reinvest all dividends and other distributions in the distributing Fund unless the account owner is over age 59 1/2.

 Net asset value (NAV) is the market
 value of one share of a Fund. It is
 calculated by adding up the value
 of all the Fund's assets,
 subtracting liabilities and
 dividing this sum by the total
 number of shares owned by the
 Fund's shareholders.

 Ex-distribution date is the first
 day that a Fund's NAV is reduced by
 the amount of the most recently
 declared distribution.

How Distributions Are Taxed

Depending on which Fund you invest in, your dividends may be taxable or wholly or partially tax-free; other distributions will be fully taxable, regardless of the Fund that makes them. If distributions are taxable, they must be included in your taxable income, whether you reinvest the distributions or receive them in cash. Depending on the nature of the distribution, it may be taxed either as ordinary income or capital gain. Thus, distributions of a Fund's taxable dividends and its net short-term capital gains will be taxed to you as ordinary income, while distributions of a Fund's net long-term capital gains (to the extent they exceed its net short-term capital losses) will be taxable to you as long-term capital gain. The tax treatment of capital gain distributions as short-term or long-term depends on how long the Fund held the securities it sold that generated the gain, not on how long you held your Fund shares. Currently, net long-term capital gain distributions generally are taxed to you (if you are a non-corporate shareholder) at a maximum federal tax rate of 20%. We will notify you as to which type of income or gain you are receiving so you can declare it properly on your tax return.

You will be asked to certify on your account application or on a separate form that the taxpayer identification number you provide is correct and that you are not subject to, or are exempt from, backup withholding for previous underreporting to the Internal Revenue Service. Unless you are subject to backup withholding, we will not withhold taxes.

Certain dividends and other distributions declared by a Fund in October, November or December of any year are taxable to its shareholders as though received on December 31 of that year even if paid to them during the following January. Accordingly, those distributions will be taxed to Fund shareholders for the taxable year in which that December 31 falls.

Please note that if you purchase shares shortly before a Fund pays a taxable dividend or other distribution, you will pay the full price for the shares, then receive part of the price back as a taxable distribution.

How Dispositions of Shares Are Taxed

When you sell (redeem) shares of a Fund, or exchange Fund shares for shares of another SAFECO Fund, you may realize a capital gain or loss, except that you will not recognize any gain or loss on the sale (redemption) or exchange of shares of the Money Market Fund or the Tax-Free Money Market Fund so long as it maintains a stable share price of $1.00.

In addition, distributions from tax deferred retirement accounts are generally subject to federal income tax withholding. However, under some circumstances, you may elect not to have taxes withheld, or to have taxes withheld at a specified rate.

If you purchase shares of a Fund within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or part of that loss may not be deductible and may increase the basis of the newly purchased shares.

Special Considerations

U.S. Treasury securities. States generally treat distributions of interest on U.S. Treasury securities and other direct obligations of the U.S. government as tax-free income. However, this treatment may depend on a Fund's owning a certain minimum percentage of these securities. The Intermediate-Term U.S. Treasury Fund will invest primarily in these securities, while the GNMA Fund may occasionally invest a portion of its portfolio in these securities.

Tax-Exempt Bond Funds and the Tax-Free Money Market Fund. Each of these Funds pays dividends that are exempt from federal income tax. Certain investments may result in taxable income, however. These include the following:

..  Any portion of dividends representing net capital gains is taxable.

.. Income derived from certain bonds purchased below their issue price (at a discount) is treated as ordinary income. These bonds are typically purchased in carrying out the Tax-Exempt Bond Funds' call protection strategy.

If you buy shares of a Tax-Exempt Bond Fund and sell them at a loss within six months, you may deduct only the amount of the loss that exceeds the amount of dividends from tax-exempt interest that you received during that period.

If you receive Social Security or railroad retirement benefits, you may need to include tax-free Fund distributions as part of your income when determining any federal income tax that may be due on those benefits.

California Tax-Free Income Fund. The California Tax-Free Income Fund (California Fund) pays dividends that are exempt from California state personal income taxes. Certain situations, in addition to those above, may result in taxable income, however. These include the following:

.. Capital gains distributions paid by the California Fund are treated as long-term capital gains and are taxable as such, regardless of how long the shares have been held.

.. Redemptions and exchanges of shares of the California Fund may result in a capital gain or loss for California income tax purposes.

.. The tax exemption on interest income from California municipal bonds applies only to individual shareholders. Such income is taxable for most corporate shareholders.

This section summarizes only some of the important federal income tax considerations you should be aware of. For more information, please see the Statement of Additional Information. Also, there may be other federal, state or local tax considerations unique to your situation. Consult your tax advisor for more guidance.

YOUR INVESTMENT

How We Calculate the Value of Your Shares

The price of a Fund's shares is based on its NAV, which is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. Your purchase or redemption order will be priced at the next NAV calculated after your order is accepted by the Fund.

The NYSE is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

You may purchase or redeem Fund shares through various third-party intermediaries, including banks, brokers and investment advisors. Where authorized by the Fund or its transfer agent, those orders will be priced at the NAV next computed after receipt by the intermediary. If you buy or redeem Fund shares through an intermediary, consult that firm to determine whether your purchase or redemption order will be priced upon its receipt of the order, or at the time the order is received by the Fund. The intermediary may charge a fee for its services.

To the extent that a Fund's assets are traded in other markets on days when the NYSE is closed, the value of those assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business.

How We Value a Fund's Investments

We obtain market value information for each Fund's investments from pricing services. Values for exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for non-exchange traded securities are based on similar securities and quotations from dealers. Investments for which a market price cannot be established are priced using a method the Funds' Boards of Trustees believe reflects fair value.

Like most money market funds, each Money Market Fund values securities on the basis of amortized cost. Amortized cost valuation involves valuing a security at its cost and adding or subtracting any discount or premium (reflective of maturity), regardless of the impact of fluctuating interest rates on the market value of the security. This method minimizes the effect of changes in a security's market value and helps each Money Market Fund maintain a stable $1.00 share price.

Opening and Maintaining Your Account

To open an account:

.. Complete an account application and send it to SAFECO Mutual Funds with a check made payable to SAFECO Mutual Funds for your initial investment.

.. If you are investing in a retirement account, complete and sign a retirement account application (note: you may not buy tax-free funds for a retirement account).

Investing Details

There are several things you should understand before you buy, sell or exchange shares.

.. We must have received your completed, signed application and payment before we can conduct any Fund transaction (except when money is wired into an account).

.. We do not accept currency, credit card convenience checks or money orders, and can accept only checks or wires drawn in U.S. dollars on a U.S. bank account.

.. Checks should be made payable to SAFECO Mutual Funds. We reserve the right to refuse all third party checks.

..  You will be charged a $12 service fee for every check or Electronic Funds
   Transfer returned unpaid.

.. Although we do not normally issue shares in certificate form, we will issue certificates for whole shares free of charge upon your request. If your shares are issued in certificate form, you must endorse and submit them with any sale or exchange request. This physical delivery requirement may delay your redemption or exchange of shares, because you will not be able to request a share redemption or exchange over the telephone or using our Internet Service.

.. SAFECO Services charges a $20 fee to wire redemption proceeds. In addition, some banks may charge a fee to receive wires.

..  We reserve the right to refuse the purchase of shares.

.. We may require certified copies of supporting documents (e.g., death certificates and court orders) and a signature guarantee before we can process certain transactions and requests. Signature guarantees are required for all written redemption requests of $250,000 or more. Signature guarantees help ensure that you have in fact authorized a transaction or change to your account. You can obtain a signature guarantee for a nominal fee from most banks, brokerage firms and other financial institutions. A notary public stamp or seal cannot substitute for a signature guarantee.

.. If you buy shares by any means other than by wire and shortly thereafter sell your shares, we may hold the proceeds for up to 15 calendar days after purchase or until we are sure that your bank will honor the investment, whichever happens first.

In addition to a No-Load Class, some of the Funds offer Class A, Class B and Class C shares that are sold in a separate prospectus and are subject to different fees and expenses. The Funds' separate share classes have different expenses; as a result their investment performances will vary.

Authorizing Signatures

On your account application, you will be asked to specify the number of signatures required to authorize account changes and transactions. Please note that allowing fewer than all account owners to authorize account changes and transactions has important implications. For example, one owner of a joint account could redeem shares without the co-owner's signature. If you select fewer than all account owner signatures, you can revoke this instruction by sending a written request to SAFECO Mutual Funds. Unless you indicate otherwise, we will require that all account owners sign any account change or transaction instructions.

Tax-Deferred Retirement Plans and Accounts

SAFECO Mutual Funds offer a variety of tax-deferred retirement plans and accounts for individuals, businesses, and nonprofit organizations. You may establish an account under one of the following that will allow you to defer federal income tax on investment income while you save for retirement. Most of the Funds (other than the Tax-Exempt Bond Funds and the Tax-Free Money Market
Fund) may be used as investment vehicles for these plans and accounts.

Individual Retirement Accounts (IRAs)
Currently, individuals can generally contribute up to $2,000 to an IRA for each year. An annual custodial fee of $5 per Fund, up to a maximum of $10, may be charged for any part of a calendar year in which you have an IRA investment in a Fund. The custodial fee is waived for retirement accounts with balances over $10,000. Minimum investment amounts are $1,000 for a Traditional IRA or a Roth IRA, and $500 for an Education IRA.

.. Traditional IRA

Depending on your income and other considerations, your contribution to a Traditional IRA may be partially or fully tax deductible. You pay no tax on your IRA account earnings until withdrawal.

.. Roth IRA

Although contributions to a Roth IRA are not tax deductible, earnings on your Roth IRA account are tax-free at withdrawal, if you meet certain requirements.

.. Education IRA

An Education IRA is a vehicle for saving for a child's higher education. No more than $500 can be contributed for any year to an Education IRA for the same beneficiary. Contributions to an Education IRA are not tax deductible, but earnings on the IRA account are tax-free and withdrawals are not taxable if used to pay qualified educational expenses. Education IRA accounts are not charged the custodial fee described above.

Simplified Employee Pension IRAs (SEP-IRAs)

SEP-IRAs are easily administered retirement plans for small businesses and self-employed individuals. Annual contributions up to the lesser of $25,000 (for the year 2000) or 15% of compensation may be made to SEP-IRA accounts; the annual contribution limit is subject to change. SEP-IRAs have the same investment minimums and custodial fees as Traditional IRAs.

403(b) Plans

403(b) plans are retirement plans for certain tax-exempt organizations and school systems to which both employers and employees may contribute. Minimum investment amounts are negotiable.

401(k) Plans

401(k) plans allow employers and employees to make tax-advantaged contributions to a retirement account. Minimum investment amounts are negotiable.

Profit Sharing and Money Purchase Pension Plans

Each plan allows corporations, partnerships and self-employed persons to make annual, tax-deductible contributions to a retirement account for each person covered by the plan. A plan may be adopted individually or paired with another plan to maximize contributions. Minimum investment amounts are negotiable. An annual custodial fee of $10 per Fund may be charged for any part of a calendar year in which such a retirement account is invested in the Fund.

For information about the above accounts and plans, please call us at 1-800-624-5711.

Purchasing Your Shares

The price you pay for shares of a Fund is its net asset value, or " NAV," on the day we receive your check, wire or telephone purchase instruction in good order. Certain brokers and other third party intermediaries are authorized to accept purchase orders on the Funds' behalf. We and our authorized intermediaries reserve the right not to accept customer orders that are incomplete or otherwise not in good order, and the intermediaries reserve the right to accept certain institutional customer orders conditioned on the understanding that the orders may later be rejected if they cannot be transmitted to us or processed in a timely manner. If we receive your investment after the NYSE has closed for the day, the price you will pay is the Fund's NAV as of the next business day.

You may purchase shares of a SAFECO Fund only if it is qualified for sale in the state where you live.

 UGMA stands for Uniform Gifts to Minors Act; UTMA stands for Uniform Transfers to Minors Act. Most states have adopted either the UGMA or UTMA, which regulates custodial accounts for minors.

                                    By Mail

 If you are opening an account and buying shares for the first time:
 1. Complete and sign an account application.
 2. Send a check made payable to SAFECO Mutual Funds for the appropriate amount:
 . If you are opening an IRA or UGMA/UTMA account, send at least $1,000 per Fund.
 .  If you are opening an Education IRA, send $500 per Fund.
 . If you choose the Automatic Investment Method or Payroll Deduction Plan, send at least $1,000 per Fund.*
 . If none of the above applies, send a check for at least $2,500 per Fund made payable to SAFECO Mutual Funds.

 If you are buying additional shares:
 . Our Automatic Investment Method allows you to make regular monthly investments by authorizing SAFECO to withdraw a specific amount from your bank account and invest it in the Fund of your choice.
 .  The minimum investment amount per Fund is $100 ($50 for investments in IRA accounts made through the Automatic Investment Method).* For more information, call (800) 624-5711.
 1. Send a check for the appropriate amount. The Fund may charge you a $12 service fee if your check is returned to us by your bank due to non-sufficient funds or other reasons.
 2. Enclose the investment slip from your statement, if available.
--------------------------------------------------------------------------------

 Mail to: SAFECO Mutual Funds
          P.O. Box 34890
          Seattle, WA 98124-1890
* If you are an employer that uses group billing, you may establish a self-administered Payroll Deduction Plan in any SAFECO Fund. Payroll deduction amounts are negotiable. For more information, call us at (800) 624-5711.

                                    By Wire

 If you are buying shares for the first time:
 Call (800) 624-5711 for more information.
 If you are buying additional shares:
 1. Call the number above and let us know you are wiring money to your account.
 2. Have your bank wire at least $100 to the wire address below.
 3. Have your bank include the following information:
 .  SAFECO Fund name
 .  SAFECO account number
 .  Name(s) of the account owner(s).
 4. Note that delays caused by inadequate wire instructions are not SAFECO's responsibility.
 5. Understand that your bank may charge a fee for wire services.
 Have your bank send wires to: U.S. Bank of Washington, N.A., Seattle, WA
                               ABA#1250-0010-5
                               Account #153 5000 60709

                                   In Person

 Whether you are buying shares for the first time or buying additional shares:
 Visit the SAFECO Investor Center at 4333 Brooklyn Avenue NE, Seattle, Washington 98105. A representative will help you open your account and complete the transaction.

                                    By Phone

 This option is not available for new or retirement accounts.
 If you are buying additional shares:
 1. To become eligible for this service, you must choose it on your initial application, or send a written request at least 15 days prior to your use. You must also designate any other authorized users.
 2. You may purchase no more than $50,000 and no less than $100 in share value per day.
 3. Understand that:
 .  Money will be transferred from your bank account to your Fund account.
 .  Your bank may not allow you to transfer money by phone.
 .  Your bank may charge a fee to transfer money.
 .  We record all calls for your protection, and a representative may ask you for identifying information, such as your Social Security number.
 . Although our representatives employ security measures to prevent unauthorized account access, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions.
    So long as we follow reasonable security procedures, you must be willing to assume the risk of any loss.
 .  During times of unusual market volatility, you may find it difficult to access SAFECO Mutual Funds by phone.
 .  SAFECO Mutual Funds is not responsible for the negligence or wrongful acts of third parties.
 .  We may suspend, limit, modify, or terminate phone transaction privileges at any time without prior notice.
 .  We may charge you a $12 service fee if your bank refuses the transfer from your bank account due to non-sufficient funds or other reasons.
--------------------------------------------------------------------------------
 Toll-free Client Services:
 1-800-624-5711
 24-hour Automated Service Line:
 1-800-835-4391

                                On The Internet

 This option is not available for new or retirement accounts.
 If you are buying additional shares:
 1. To become eligible for this service, you must choose it on your initial application or send a written request at least 15 business days prior to your use. You must also designate any other authorized users.
 2. You may purchase no more than $50,000 and no less than $100 in share value per day.
 3. Understand that:
 . Money will be transferred from your bank account to your Fund account.
 .  Your bank may not allow you to transfer money over the Internet.
 .  Your bank may charge a fee to transfer money.
 . Although our Web site employs security measures to prevent unauthorized account access, we cannot assure you that Internet activity will be completely secure or free of delays or malfunctions. So long as we follow reasonable security procedures, you must be willing to assume the risk of any loss.
 . During times of unusual market volatility, you may find it difficult to access SAFECO Mutual Funds over the Internet.
 . SAFECO Mutual Funds is not responsible for the negligence or wrongful acts of third parties.
 . We may suspend, limit, modify, or terminate Internet transaction privileges at any time without prior notice.
 . We may charge you a $12 service fee if your bank refuses the transfer from your bank account due to non-sufficient funds or other reasons.

--------------------------------------------------------------------------------
 Visit the SAFECO Mutual Funds Web Site at www.safecofunds.com

                    Through a Registered Securities Dealer,
                      Bank or Other Financial Institution

 Whether you are buying shares for the first time or buying additional shares:
 Understand that:
 .  Your securities dealer may charge you a fee or impose more restrictions than if you purchase the shares directly from SAFECO
    Mutual Funds. (SAFECO has no control over or involvement in this fee.)
 . Your securities dealer is responsible for the prompt forwarding of instructions on your account and is bound by the terms of this prospectus.
 . SAFECO is not responsible for the actions and recommendations of your securities dealer.
 .  The Funds' transfer agent may pay securities dealers and other financial intermediaries a servicing fee for providing certain administrative services to retirement plan and other institutional omnibus accounts, and the Funds' advisor may pay a portion of such fees from the advisor's own resources.
--------------------------------------------------------------------------------
 Call or visit:
 Any registered securities dealer, bank or other financial institution who has a signed selling agreement with SAFECO.

                    Through a Registered Investment Advisor

 Whether you are buying shares for the first time or buying additional shares:
 Understand that:
 . Your advisor may charge you a fee. (SAFECO has no control over or involvement in this fee.)
 .  Your advisor is responsible for the prompt forwarding of instructions on your account and is bound by the terms of this prospectus.
 .  SAFECO is not responsible for the actions and recommendations of your advisor.
--------------------------------------------------------------------------------
 Call or visit:
 Any registered investment advisor meeting the following conditions:
 . Has a signed agreement with SAFECO, and . Has a power of attorney on file with SAFECO.

Selling Your Shares

When you sell shares, we will normally send you a check for the proceeds on the first business day after we receive your redemption request in good order. If we receive your request after the NYSE has closed for the day (1:00 p.m. Pacific time), we will normally send the check two business days later.

The price you receive is the NAV on the day we receive your redemption request. If we receive your redemption request after the NYSE has closed for the day, you will receive the NAV as of the next stock market close. Certain brokers and other third party intermediaries are authorized to accept redemption orders on the Funds' behalf.

In unusual situations we may suspend or delay payment for redemptions. This may happen if:

..  The NYSE is closed

..  NYSE trading is restricted

..  The Securities and Exchange Commission declares an emergency

.. If you bought shares less than 15 days prior to redemption and SAFECO has not yet received confirmation that your bank will honor your check or other transfer

Also, if immediate payment could adversely affect a Fund, we may need to delay payment for up to seven days.

Distributions from retirement accounts are generally subject to federal income tax withholding. However, under some circumstances, you may elect not to have taxes withheld, or to have taxes withheld at a rate other than the prescribed rate.

                                    By Mail

 1. Send a letter specifying:
 .  Account number
 .  Fund name
 .  Redemption amount (number of shares or dollar amount)
 2. Have the letter signed by the owner(s) of the account. You must have specified on your account application the number of signatures required to authorize the selling of shares.
 3. If you are selling shares in a retirement account, let us know the amount, if any, to withhold for taxes.
 4. A signature guarantee may be required for certain transactions.
    Please call for details.
 We will mail you a redemption check or you may pick it up from the
 SAFECO Investor Center when it is ready. If you wish to transfer money directly to your bank account, you must choose this service on your initial application or send a written request at least 15 days prior to using it. SAFECO charges a $20 fee to wire redemption proceeds, and some banks charge a fee to receive a wire. If you chose the Systematic
 Withdrawal Plan, a Fund will automatically sell shares in your account and send you a monthly withdrawal check. The minimum withdrawal for this service is $50 per Fund.
 For more information call (800) 624-5711.
--------------------------------------------------------------------------------

 Mail to: SAFECO Mutual Funds
          P.O. Box 34890
          Seattle, WA 98124-1890

                                   In Person

 Visit the SAFECO Investor Center at 4333 Brooklyn Avenue NE, Seattle, Washington 98105. A SAFECO representative will be there to help you with the sale of your shares.
 Please bring picture identification.
 We will mail you a redemption check or you may pick it up from the SAFECO Investor Center when it is ready. If you wish to transfer money directly to your bank account, you must choose this service on your initial application or send a written request at least 15 days prior to using it. SAFECO charges a $20 fee to wire redemption proceeds, and some banks charge a fee to receive a wire.

                                    By Phone

 This option is not available for shares issued in certificate form, and is not available for IRA accounts unless you are age 59-1/2 or older. Understand that:
 .  We record all calls for your protection, and a representative may ask you for identifying information, such as your Social Security number.
 . Although our representatives employ security measures to prevent unauthorized account access, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions.
    So long as we follow reasonable security procedures, you must be willing to assume the risk of any loss.
 .  During times of unusual market volatility, you may find it difficult to access SAFECO by phone.
 .  SAFECO is not responsible for the negligence or wrongful acts of third parties.
 .  We may suspend, limit, modify, or terminate phone transaction privileges at any time without prior notice.
 We will mail you a redemption check or you may pick it up from the
 SAFECO Investor Center when it is ready. If you wish to transfer money directly to your bank account, you must choose this service on your initial application or send a written request at least 15 days prior to using it. SAFECO charges a $20 fee to wire redemption proceeds, and some banks charge a fee to receive a wire.
--------------------------------------------------------------------------------
 Toll-free Client Services:
 1-800-624-5711
 24-hour Automated Service Line:
 1-800-835-4391

                                On The Internet

 This option is not available for retirement accounts or if shares are issued in certificate form.
 Understand that:
 .  Although our Web site employs security measures to prevent unauthorized account access, we cannot assure you that Internet activity will be completely secure or free of delays or malfunctions.
    So long as we follow reasonable security procedures, you must be willing to assume the risk of any loss.
 .  During times of unusual market volatility, you may find it difficult to access SAFECO Mutual Funds over the Internet.
 .  SAFECO is not responsible for the negligence or wrongful acts of third parties.
 .  We may suspend, limit, modify, or terminate Internet transaction privileges at any time without prior notice.
 We will transfer the proceeds from your sale to your bank account or mail you a redemption check, or you may pick it up from the SAFECO
 Investor Center when it is ready. If you wish to transfer money directly to your bank account, you must choose this service on your initial application or send a written request at least 15 days prior to using
 it. SAFECO charges a $20 fee to wire redemption proceeds, and some banks charge a fee to receive a wire.
--------------------------------------------------------------------------------
 Visit the SAFECO Mutual Funds Web Site at www.safecofunds.com

                  Through a Registered Securities Dealer, Bank
                         or Other Financial Institution

 A securities dealer that has a contract with the Fund distributor may submit redemption requests for you.
 Understand that:
 .  Your securities dealer may charge you a fee for this service. (SAFECO has no control over or involvement in this fee.)
 . Your securities dealer is responsible for the prompt forwarding of instructions on your account and is bound by the terms of this prospectus.
 . SAFECO is not responsible for the actions and recommendations of your securities dealer.
--------------------------------------------------------------------------------
 Call or visit:
 Any registered securities dealer who has a signed selling agreement with SAFECO.

                    Through a Registered Investment Advisor

 An investment advisor may submit redemption requests for you.
 Understand that:
 . Your advisor may charge you a fee. (SAFECO has no control over or involvement in this fee.)
 .  Your advisor is responsible for the prompt forwarding of instructions on your account and is bound by the terms of this prospectus.
 .  SAFECO is not responsible for the actions and recommendations of your advisor.
--------------------------------------------------------------------------------
 Call or visit:
 Any registered investment advisor meeting the following conditions:
 . Has a signed agreement with SAFECO, and . Has a power of attorney on file with SAFECO.

Exchanging Shares From One Fund to Another

An exchange is when you sell shares of one Fund and buy shares of another Fund in the same account with the same account owner(s). Here are some things you should know about exchanges:

.. Under normal circumstances, we will buy shares of the Fund into which you are exchanging on the same day that we process your order to sell.

.. If immediate payment could adversely affect a Fund, we may need to delay the redemption of shares for up to seven days.

.. Mutual fund exchanges are taxable events. You may realize a capital gain or loss when you make an exchange.

.. Always read the prospectus before making an exchange into a Fund that is new to you.

Exchange Limitations

Keep in mind that mutual funds are not intended to be used as vehicles for frequent trading in response to short-term market fluctuations. Market-timing and similar investment strategies disrupt efficient portfolio management and increase transaction costs for all shareholders. For this reason, we have instituted certain policies to discourage excessive exchange or simultaneous order transactions.

 Simultaneous order transactions
 involve a redemption from one
 SAFECO Fund and reinvestment
 immediately or shortly thereafter
 into another SAFECO Fund. We will
 use our discretion in determining
 when a simultaneous order
 transaction takes place.


.. You may enter no more than four exchanges or simultaneous order transactions per calendar year. However, we reserve the right to refuse exchanges or simultaneous order transactions at any time. In addition, in the case where an exchange could adversely affect the performance and investment objective of the Fund, we may terminate exchange privileges without prior notice. Under normal circumstances, we will give you 60 days' notice before terminating your exchange privileges. These limitations will not affect your ability to redeem your shares from any of the Funds, but may prevent you from purchasing the shares of another Fund with your redemption proceeds.

.. You may buy shares of a SAFECO Fund by exchange only if it is qualified for sale in the state where you live.

How to Make an Exchange

                                    By Mail

 1. Send a letter specifying:
 .  Account number
 .  Name of the Fund you wish to exchange out of
 .  Name of the Fund you wish to exchange into
 .  Amount of the exchange (number of shares or dollar amount)
 2. Have the letter signed by the owner(s) of the account. You must have specified on your account application the number of signatures required to authorize the exchange of shares.
--------------------------------------------------------------------------------

 Mail to: SAFECO Mutual Funds
          P.O. Box 34890
          Seattle, WA 98124-1890

                                   In Person

 Visit the SAFECO Investor Center at 4333 Brooklyn Avenue NE, Seattle, Washington 98105. A representative will be there to help you with your exchange.

                                    By Phone

 This option is not available for shares issued in certificate form.
 1. You must exchange $1,000 or more.
 2. To become eligible for this service, you must choose it on your initial application or we must have received your written request prior to your use. You must also designate any other authorized users.
 3. Understand that:
 .  We record all calls for your protection, and a representative may ask you for identifying information, such as your Social Security number.
 . Although our representatives employ security measures to prevent unauthorized account access, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions.
    So long as we follow reasonable security procedures, you must be willing to assume the risk of any loss.
 .  During times of unusual market volatility, you may find it difficult to access SAFECO by phone.
 .  SAFECO is not responsible for the negligence or wrongful acts of third parties.
 .  We may suspend, limit, modify, or terminate telephone transaction privileges at any time without prior notice.
--------------------------------------------------------------------------------
 Toll-free Client Services:
 1-800-624-5711
 24-hour Automated Service Line:
 1-800-835-4391

                                On the Internet

 This option is not available for shares issued in certificate form.
 1. You must exchange $1,000 or more in share value.
 2. You are automatically enrolled in this service unless you decline it on your initial application.
 3. Understand that:
 .  Although our Web site employs security measures to prevent unauthorized account access, we cannot assure you that Internet activity will be completely secure or free of delays or malfunctions.
    So long as we follow reasonable security procedures, you must be willing to assume the risk of any loss.
 .  During times of unusual market volatility, you may find it difficult to access SAFECO over the Internet.
 .  SAFECO is not responsible for the negligence or wrongful acts of third parties.
 .  We may suspend, limit, modify, or terminate Internet transaction privileges at any time without prior notice.
--------------------------------------------------------------------------------
 Visit the SAFECO Mutual Funds Web Site at www.safecofunds.com

                  Through a Registered Securities Dealer, Bank
                         or Other Financial Institution

 A securities dealer that has a contract with the Fund distributor may submit exchange requests for you.
 Understand that:
 .  The dealer may charge you a fee. (SAFECO has no control over or involvement in this fee.)
 . Your securities dealer is responsible for the prompt forwarding of instructions on your account and is bound by the terms of this prospectus.
 . SAFECO is not responsible for the actions and recommendations of your securities dealer.
--------------------------------------------------------------------------------
 Call or visit:
 Any registered securities dealer.

                    Through a Registered Investment Advisor

 A registered investment advisor may submit exchange requests for you. Understand that:
 . Your advisor may charge you a fee. (SAFECO has no control over or involvement in this fee.)
 . Your advisor is responsible for the prompt forwarding of instructions on your account and is bound by the terms of this prospectus.
 . SAFECO is not responsible for the actions and recommendations of your advisor.

--------------------------------------------------------------------------------
 Call or visit:
 Any registered investment advisor meeting all of the following conditions:
 . Has a signed agreement with SAFECO, and . Has a power of attorney on file with us.

Redemption Checks -- Money Market Funds Only

If you are a shareholder in one of the SAFECO Money Market Funds, we will send you, upon request and free of charge, redemption checks that allow you to withdraw funds from your account. Redemption checks are not available for IRA accounts.

Checks may be made payable to anyone and must be:

..  $500 or more

..  Signed by the authorized account holders

If you write more than one check against insufficient funds, we may close your account.

Maintaining Your Account

Account Statements

Each quarter you will receive an account statement showing your Fund holdings and any transactions that have occurred during the statement period. You will also receive a statement after each transaction that affects your account balance, other than investments made using our Automatic Investment Method. Please review the statement for accuracy as soon as you receive it. If you don't notify us within 30 days, we will assume the transactions listed on your statement are correct.

We will also be sending you semi-annual and annual reports. To reduce the volume of mail, we will send only one copy of these reports and the prospectus to a household (same surname, same address) unless you request otherwise.

Certain documents may be delivered to you electronically, at your request.

Maintaining and servicing small accounts increases expenses for all shareholders. For this reason, we may close your account if it falls below $100. If this happens, we will first give you at least 60 days' notice, then redeem your shares at net asset value and send the proceeds to you. In addition, accounts with balances under $1,000 in a Fund will be charged a $12 "small account" fee. The small account fee will automatically be deducted from your account. The valuation of accounts and the fee deduction are expected to take place during the last five business days of December. We will waive the fee if combined SAFECO Mutual Fund balances for the same shareholder tax ID number exceed $10,000.

We will reinvest into your account any dividends and distribution checks that are returned to us as "undeliverable" that remain outstanding over six months after the issue date. This reinvestment will reflect the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

Account Changes

To change your account registration:

Call (800) 624-5711 to request a change of registration form. Make sure the form is signed by the authorized owner(s) of the account as specified on your account application. We may require certified copies of supporting documents (e.g., death certificates and court orders) and a signature guarantee before we can process the request.

To make changes to your Automatic Investment Method or Systematic Withdrawal
Plan:

Send your request in writing to SAFECO Mutual Funds, P.O. Box 34890, Seattle, WA 98124-1890. Or, if you have previously selected the single signature authorization for your account and have enrolled in the telephone option service, you may place your request by telephone.

                             SAFECO Family of Funds

 Stability of Principal

 SAFECO Money Market Fund
 SAFECO Tax-Free Money Market Fund

 Bond Income

 SAFECO Intermediate-Term U.S. Treasury Fund
 SAFECO GNMA Fund
 SAFECO High-Yield Bond Fund
 SAFECO Managed Bond Fund

 Tax-Free Bond Income

 SAFECO Intermediate-Term Municipal Bond Fund
 SAFECO Insured Municipal Bond Fund
 SAFECO Municipal Bond Fund
 SAFECO California Tax-Free Income Fund

 High Current Income with Long-Term Growth

 SAFECO Dividend Income Fund

 Long-Term Growth

 SAFECO Growth Opportunities Fund
 SAFECO Equity Fund
 SAFECO Northwest Fund
 SAFECO International Stock Fund
 SAFECO Balanced Fund
 SAFECO Small Company Value Fund
 SAFECO U.S. Value Fund

                              For More Information


If you would like more information, the following documents are available free upon request:

Annual/Semi-annual Reports

Additional information about a Fund's investments is available in the Fund's annual and semi-annual reports. In a Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected its performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds. A current SAI is on file with the Securities and Exchange Commission, is incorporated herein by reference and is legally considered part of this prospectus.

For copies of these documents or for other information about the Funds:

Write to:               SAFECO Mutual Funds
                        P.O. Box 34890
                        Seattle, WA 98124-1890

Call:                   1-800-624-5711

Deaf and Hard of Hearing TTY/TDD Service: 1-800-438-8718

Visit our Web site:     www.safecofunds.com

E-Mail:                 mfunds@safeco.com

Or contact the SEC:     [Note: The SEC may charge a fee to copy documents]

Write to:               SEC Public Reference Section
                        Washington, DC 20549-0102

E-Mail:                 publicinfo@sec.gov

Visit the SEC Web site: http://www.sec.gov

Visit the SEC:          SEC Public Reference Room
                        450 Fifth Street, N.W.
                        Washington, DC

Information on the operation of the SEC's Public Reference Room is available by calling the SEC at 1-202-942-8090
                                              SEC 1940 Act File Numbers 811-5574
                                                                        811-7300
                                                                        811-3347
                                                                        811-6667

                                     Notes

                                     Notes

                                     Notes